Filed with the Securities and Exchange Commission on February 27, 2009
                                       Securities Act of 1933 File No. 333-42115
                               Investment Company Act of 1940 File No. 811-08549
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


         Pre-Effective Amendment No. __                                      [_]

         Post-Effective Amendment No. 21                                     [X]

                                                             and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


         Amendment No. 22                                                    [X]


                        (Check Appropriate Box or Boxes)

                              OAK ASSOCIATES FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 462-5386

                                  Leslie Manna
                             c/o Oak Associates, ltd
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and Address of Agent for Service)

                                   Copies to:

                               John M. Ford, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              OAK ASSOCIATES FUNDS

                                   PROSPECTUS

                                  March 1, 2009

                          WHITE OAK SELECT GROWTH FUND
                            ROCK OAK CORE GROWTH FUND
                          PIN OAK AGGRESSIVE STOCK FUND
                            RIVER OAK DISCOVERY FUND
                         RED OAK TECHNOLOGY SELECT FUND
                       BLACK OAK EMERGING TECHNOLOGY FUND
                          LIVE OAK HEALTH SCIENCES FUND


               The U.S. Securities and Exchange Commission has not
                   approved or disapproved these securities or
                  passed upon the adequacy of this prospectus.
                     Any representation to the contrary is a
                                criminal offense.

                              About This Prospectus

Oak Associates Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds.

                                Table of Contents

                                                                                        Page
     RISK/RETURN INFORMATION COMMON TO THE FUNDS ....................................... 1
     WHITE OAK SELECT GROWTH FUND....................................................... 2
     ROCK OAK CORE GROWTH FUND.......................................................... 5
     PIN OAK AGGRESSIVE STOCK FUND...................................................... 8
     RIVER OAK DISCOVERY FUND...........................................................11
     RED OAK TECHNOLOGY SELECT FUND.....................................................15
     BLACK OAK EMERGING TECHNOLOGY FUND.................................................18
     LIVE OAK HEALTH SCIENCES FUND......................................................22
     MORE INFORMATION ABOUT FUND INVESTMENTS............................................26
     INFORMATION ABOUT PORTFOLIO HOLDINGS...............................................26
     INVESTMENT ADVISER ................................................................26
     PORTFOLIO MANAGERS ................................................................27
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................28
     OTHER POLICIES.....................................................................33
     DIVIDENDS AND DISTRIBUTIONS........................................................36
     TAXES..............................................................................36
     FINANCIAL HIGHLIGHTS...............................................................37
     HOW TO OBTAIN MORE INFORMATION ABOUT
         OAK ASSOCIATES FUNDS...........................................................41


INTRODUCTION

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated volatility of each Fund's share price, relative to its comparative index, is expected to be high. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk

Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. In addition to common stocks, other types of equity securities include public and privately issued equity securities, preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Fluctuations in the value of the securities in which each Fund invests will cause the Fund's net asset value to fluctuate. Historically, the equity markets have moved in cycles and the value of a Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Funds. An investment in the Funds may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Active Management Risk

Each Fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor stock selections. Oak Associates, ltd., the Funds' investment adviser (the Adviser), applies its own investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results. This risk may cause a Fund to underperform other funds with a similar investment objective.

WHITE OAK SELECT GROWTH FUND

INVESTMENT GOAL

The Fund seeks long-term capital growth.

Principal Investment Strategy

The Fund invests primarily (at least 80% of its net assets) in common stocks of established U.S. companies with large market capitalizations (equity market capitalization of more than $5 billion). In selecting investments for the Fund, the Adviser chooses stocks of companies which it believes have above average growth potential at attractive prices. The Adviser's investment process begins with a top-down analysis of industry sectors that it believes have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. It then focuses on the key performers in those areas based on a highly qualitative, subjective analysis of individual companies' fundamental values, such as earnings growth potential and the quality of corporate management. The Adviser's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential relative to the weightings such industry sectors represent in the Fund's benchmark.

The Adviser purchases companies for the long-term, and seeks to keep the Fund's portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available among similar companies.

PRINCIPAL RISKS OF INVESTING

Although the Fund is diversified, its investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Investors are also subject to the risk that the Fund's market segment, large cap growth stocks, may underperform other equity market segments or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

----------------- ---------------
1999                  50.14%
----------------- ---------------
2000                  3.60%
----------------- ---------------
2001                 (39.05)%
----------------- ---------------
2002                 (40.01)%
----------------- ---------------
2003                  52.60%
----------------- ---------------
2004                 (3.21)%
----------------- ---------------
2005                 (5.11)%
----------------- ---------------
2006                 (0.12)%
----------------- ---------------
2007                  15.00%
----------------- ---------------
2008                 (40.86)
----------------- ---------------


---------------------------- -------------------------
       BEST QUARTER               WORST QUARTER
---------------------------- -------------------------
          26.78%                     (33.28)%
---------------------------- -------------------------
        (12/31/99)                  (03/31/01)
---------------------------- -------------------------

AVERAGE ANNUAL TOTAL RETURNS

           This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the S&P 500 Index.

--------------------------------------------------------------- ----------- ----------- ----------- ---------------
                                                                   1 Year     5 Years     10 Years  Since Inception*
--------------------------------------------------------------- ----------- ----------- ----------- ---------------
Fund Returns Before Taxes                                        (40.86)%    (9.01)%     (5.95)%        5.07%
--------------------------------------------------------------- ----------- ----------- ----------- ---------------
Fund Returns After Taxes on Distributions**                      (40.86)%    (9.01)%      (5.96)%       5.02%
--------------------------------------------------------------- ----------- ----------- ----------- ---------------
Fund Returns After Taxes on Distributions and Sale of Fund       (26.56)%    (7.42)%     (4.81)%        4.49%
Shares**
--------------------------------------------------------------- ----------- ----------- ----------- ---------------
S&P 500 Index (reflects no deduction for fees, expenses or       (37.00)%    (2.19)%     (1.38)%        6.94%
taxes)
--------------------------------------------------------------- ----------- ----------- ----------- ---------------

* The Fund's inception date is 8/3/92. Index returns provided from 8/31/92.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                     None
------------------------------------------------------------------------------------------------ ------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None*
------------------------------------------------------------------------------------------------ ------------
Exchange Fee                                                                                        None
------------------------------------------------------------------------------------------------ ------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

  ---------------------------------------------------- -------------------
  Investment Advisory Fees                                      0.74%
  ---------------------------------------------------- -------------------
  Other Expenses                                                0.67%
  ---------------------------------------------------- -------------------
  Total Annual Fund Operating Expenses                          1.41%
  ---------------------------------------------------- -------------------
  Less Fee Waivers and Expense Reimbursements*                  0.16%
  ---------------------------------------------------- -------------------
  Net Expenses                                                  1.25%
  ---------------------------------------------------- -------------------

* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   -------------------------- ------------------------ ---------------------- ----------------------
            1 Year                    3 Years                 5 Years               10 Years
   -------------------------- ------------------------ ---------------------- ----------------------
             $127                      $431                    $756                  $1,677
   -------------------------- ------------------------ ---------------------- ----------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

ROCK OAK CORE GROWTH FUND

INVESTMENT GOAL

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of large capitalization companies (equity market capitalization of more than $5 billion) that are selected for their growth potential and will generally hold between 35 and 50 common stocks.

The Fund invests primarily in U.S. common stocks, but may, to a lesser extent, invest in foreign common stocks and American Depositary Receipts ("ADRs"). The Adviser utilizes a combined approach of "top-down" analysis and "bottom-up" stock selection. The "top-down" approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its "bottom-up" stock selection, the Adviser then looks for individual companies with earnings growth potential that should exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company's specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential relative to the weightings such industry sectors represent in the Fund's benchmark.

The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

PRINCIPAL RISKS OF INVESTING

Although the Fund is diversified, the Adviser's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of those overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Investments in securities of foreign companies, including ADRs, can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

Investors are also subject to the risk that the Fund's market segment, large cap growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

----------------- ---------------
2005                  4.60%
----------------- ---------------
2006                  3.73%
----------------- ---------------
2007                 21.67%
----------------- ---------------
2008                (47.35)%
----------------- ---------------

---------------------------- -------------------------
       BEST QUARTER               WORST QUARTER
---------------------------- -------------------------
           7.69%                     (24.60)%
---------------------------- -------------------------
        (09/30/07)                  (12/31/08)
---------------------------- -------------------------

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the S&P 500 Index.

------------------------------------------------------------------------ --------------- -------------------
                                                                              1 Year       Since Inception*
------------------------------------------------------------------------ --------------- -------------------
Fund Returns Before Taxes                                                   (47.35)%          (8.69)%
------------------------------------------------------------------------ --------------- -------------------
Fund Returns After Taxes on Distributions**                                 (47.35)%          (8.84)%
------------------------------------------------------------------------ --------------- -------------------
Fund Returns After Taxes on Distributions and Sale of Fund Shares**         (30.78)%          (7.12)%
------------------------------------------------------------------------ --------------- -------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)           (37.00)%          (5.21)%
------------------------------------------------------------------------ --------------- -------------------

*       The Fund's inception date is 12/31/04.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                     None
------------------------------------------------------------------------------------------------ ------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None*
------------------------------------------------------------------------------------------------ ------------
Exchange Fee                                                                                        None
------------------------------------------------------------------------------------------------ ------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

  ---------------------------------------------------- -------------------
  Investment Advisory Fees                                      0.74%
  ---------------------------------------------------- -------------------
  Other Expenses                                                0.82%
  ---------------------------------------------------- -------------------
  Total Annual Fund Operating Expenses                          1.56%
  ---------------------------------------------------- -------------------
  Less Fee Waivers and Expense Reimbursements*                  0.31%
  ---------------------------------------------------- -------------------
  Net Expenses                                                  1.25%
  ---------------------------------------------------- -------------------


* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   -------------------------- ------------------------ ------------------------ ------------------------
            1 Year                    3 Years                  5 Years                 10 Years
   -------------------------- ------------------------ ------------------------ ------------------------
             $127                      $462                     $821                    $1,830
   -------------------------- ------------------------ ------------------------ ------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

PIN OAK AGGRESSIVE STOCK FUND


INVESTMENT GOAL

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGy

The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies that the Adviser believes have above average growth potential at attractive prices. The Adviser generally does not base stock selections on a company's size, but rather on assessment of a company's fundamental prospects for growth. As a result, the Fund may own stocks of smaller capitalization companies. The Adviser's investment process begins with a top-down analysis of industry sectors that it considers to have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. It then focuses in on the most attractive companies in these areas based on qualitative and quantitative factors. The Adviser's investment strategy often involves overweighting the Fund's position in the industry sectors which the Adviser believes hold the most growth potential relative to the weightings such industry sectors represent in the Fund's benchmark.

The Adviser purchases companies for the long-term, and seeks to keep the Fund's portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available.

PRINCIPAL RISKS OF INVESTING

Although the Fund is diversified, the Adviser's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The Fund may invest in small- and mid-cap companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Fund may be volatile, and the price movements of the Fund's shares will reflect that volatility.

Investors are also subject to the risk that the Fund's market segment, growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

------------------ -----------------
1999                   98.40%
------------------ -----------------
2000                  (13.11)%
------------------ -----------------
2001                  (48.60)%
------------------ -----------------
2002                  (50.23)%
------------------ -----------------
2003                   65.85%
------------------ -----------------
2004                    8.06%
------------------ -----------------
2005                    7.04%
------------------ -----------------
2006                   (4.25)%
------------------ -----------------
2007                   15.02%
------------------ -----------------
2008                  (44.47)%
------------------ -----------------

---------------------------- -------------------------
       BEST QUARTER               WORST QUARTER
---------------------------- -------------------------
          50.09%                     (41.85)%
---------------------------- -------------------------
        (12/31/99)                  (09/30/01)
---------------------------- -------------------------

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the S&P 500 Index.

------------------------------------------------------------- ----------- ------------ ------------ ----------------
                                                                 1 Year      5 Years     10 Years   Since Inception*
------------------------------------------------------------- ----------- ------------ ------------ ----------------
Fund Returns Before Taxes                                       (44.47)%    (6.69)%      (6.38)%         2.28%
------------------------------------------------------------- ----------- ------------ ------------ ----------------
Fund Returns After Taxes on Distributions**                     (44.47)%    (6.69)%      (6.44)%         2.23%
------------------------------------------------------------- ----------- ------------ ------------ ----------------
Fund Returns After Taxes on Distributions and Sale of Fund      (28.90)%    (5.56)%      (5.07)%         2.04%
Shares**
------------------------------------------------------------- ----------- ------------ ------------ ----------------
S&P 500 Index (reflects no deduction for fees, expenses, or     (37.00)%    (2.19)%      (1.38)%         6.94%
taxes)
------------------------------------------------------------- ----------- ------------ ------------ ----------------

*     The Fund's inception date is 8/3/92. Index returns provided from 08/31/92.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                     None
------------------------------------------------------------------------------------------------ ------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None*
------------------------------------------------------------------------------------------------ ------------
Exchange Fee                                                                                        None
------------------------------------------------------------------------------------------------ ------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

  ------------------------------------------------------------ -----------------
  Investment Advisory Fees                                              0.74%
  ------------------------------------------------------------ -----------------
  Other Expenses                                                        0.77%
  ------------------------------------------------------------ -----------------
  Total Annual Fund Operating Expenses                                  1.51%
  ------------------------------------------------------------ -----------------
  Less Fee Waivers and Expense Reimbursements*                          0.26%
  ------------------------------------------------------------ -----------------
  Net Expenses                                                          1.25%
  ------------------------------------------------------------ -----------------


* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        ---------------------- ---------------------- ------------------------ ---------------------
               1 Year                 3 Years                 5 Years                10 Years
        ---------------------- ---------------------- ------------------------ ---------------------
                $127                   $452                    $799                   $1,779
        ---------------------- ---------------------- ------------------------ ---------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

RIVER OAK DISCOVERY FUND

INVESTMENT GOAL

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in U.S. common stocks, but may, to a lesser extent, invest in foreign common stocks and ADRs. The Fund will invest in small-cap companies and, to a lesser extent, in larger companies. For purposes of this policy, the Fund defines small-cap companies to include any company that has less than a $3 billion market capitalization at the time of acquisition.

The Adviser utilizes a combined approach of "top-down" analysis and "bottom-up" stock selection. The "top-down" approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its "bottom-up" stock selection, the Adviser then looks for individual companies with earnings growth potential that should exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company's specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential relative to the weightings such industry sectors represent in the Fund's benchmark.

The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available among similar companies. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

PRINCIPAL RISKS OF INVESTING

Although the Fund is diversified, its investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The Fund invests in small- and mid-cap companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Fund may be volatile, and the price movements of the Fund's shares will reflect that volatility.

Investments in securities of foreign companies, including ADRs, can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

Investors are also subject to the risk that the Fund's market segment, small- and mid-cap growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's performance from calendar year to calendar year.

   -------------------------- ------------------------
             2006                      8.61%
   -------------------------- ------------------------
             2007                     20.71%
   -------------------------- ------------------------
             2008                    (45.82)%
   -------------------------- ------------------------


   --------------------------- -----------------------------
           BEST QUARTER                WORST QUARTER
   --------------------------- -----------------------------
              13.06%                      (26.09)%
   --------------------------- -----------------------------
            (03/31/06)                   (12/31/08)
   --------------------------- -----------------------------

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the Russell 2000 Growth Index.


------------------------------------------------------------------------ --------------- -------------------
                                                                              1 Year       Since Inception*
------------------------------------------------------------------------ --------------- -------------------
Fund Returns Before Taxes                                                   (45.82)%          (7.29)%
------------------------------------------------------------------------ --------------- -------------------
Fund Returns After Taxes on Distributions**                                 (45.82)%          (7.44)%
------------------------------------------------------------------------ --------------- -------------------
Fund Returns After Taxes on Distributions and Sale of Fund Shares**         (29.78)%          (6.06)%
------------------------------------------------------------------------ --------------- -------------------
Russell 2000 Growth Index (reflects no deduction for fees, expenses or      (38.54)%          (5.99)%
taxes)
------------------------------------------------------------------------ --------------- -------------------

*        The Fund's inception date is 06/30/05.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                     None
------------------------------------------------------------------------------------------------ ------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None*
------------------------------------------------------------------------------------------------ ------------
Exchange Fee                                                                                        None
------------------------------------------------------------------------------------------------ ------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------- ----------------------------
Investment Advisory Fees                                                   0.90%
----------------------------------------------------------------- ----------------------------
Other Expenses                                                             0.86%
----------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                       1.76%
----------------------------------------------------------------- ----------------------------
Less Fee Waivers and Expense Reimbursements*                               0.41%
----------------------------------------------------------------- ----------------------------
Net Expenses                                                               1.35%
----------------------------------------------------------------- ----------------------------

* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   -------------------------- ------------------------ ------------------------ ------------------------
            1 Year                    3 Years                  5 Years                 10 Years
   -------------------------- ------------------------ ------------------------ ------------------------
             $137                      $514                     $916                    $2,039
   -------------------------- ------------------------ ------------------------ ------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

RED OAK TECHNOLOGY SELECT FUND

INVESTMENT GOAL

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily (at least 80% of its net assets) in common stocks of companies which rely extensively on technology in their product development or operations, or which the Adviser expects to benefit from technological advances and improvements. The Fund is "non-diversified," and the Adviser expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding. In addition, the Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in technology companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics, but will regularly invest in these and other technology companies well in excess of this amount.

The Adviser generally does not base stock selections on a company's size, but rather on assessment of a company's fundamental prospects for growth. As a result, the Fund may own stocks of smaller capitalization companies.

The Adviser purchases companies for the long-term, and seeks to keep the Fund's portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available among technology companies.

PRINCIPAL RISKS OF INVESTING

To the extent that the Fund's investments are focused in issuers conducting business in technology industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some technology companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund varies its holdings.

The Fund may invest in small- and mid-cap companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Fund may be volatile, and the price movements of the Fund's shares will reflect that volatility.

Investors are also subject to the risk that the Fund's market segment, growth stocks of technology companies, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

------------------- ----------------
1999                   143.40%
------------------- ----------------
2000                   (10.52)%
------------------- ----------------
2001                   (55.97)%
------------------- ----------------
2002                   (55.27)%
------------------- ----------------
2003                    59.21%
------------------- ----------------
2004                     2.64%
------------------- ----------------
2005                    (1.14)%
------------------- ----------------
2006                     4.91%
------------------- ----------------
2007                    10.04%
------------------- ----------------
2008                   (44.63)%
------------------- ----------------

--------------------------- -----------------------------
       BEST QUARTER                WORST QUARTER
--------------------------- -----------------------------
          68.68%                      (49.21)%
--------------------------- -----------------------------
        (12/31/99)                   (09/30/01)
--------------------------- -----------------------------

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the NASDAQ 100 Index.

  -------------------------------------------------------------- ------------- ------------ --------------- --------------
                                                                     1 Year       5 Years       10 Years         Since
                                                                                                              Inception*
  -------------------------------------------------------------- ------------- ------------ --------------- --------------
  Fund Returns Before Taxes                                        (44.63)%      (8.29)%       (7.82)%         (7.82)%
  -------------------------------------------------------------- ------------- ------------ --------------- --------------
  Fund Returns After Taxes on Distributions**                      (44.63)%      (8.29)%       (7.82)%         (7.82)%
  -------------------------------------------------------------- ------------- ------------ --------------- --------------
  Fund Returns After Taxes on Distributions and Sale of Fund       (29.01)%      (6.85)%       (6.21)%         (6.21)%
  Shares**
  -------------------------------------------------------------- ------------- ------------ --------------- --------------
  NASDAQ 100 Index (reflects no deduction for fees, expenses,      (41.57)%      (3.34)%       (3.81)%         (3.81)%
  or taxes)
  -------------------------------------------------------------- ------------- ------------ --------------- --------------

*       The Fund's inception date is 12/31/98.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The NASDAQ 100 Index is a widely-recognized, modified capitalization-weighted index of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

---------------------------------------------------------------------------------------------- --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               None
---------------------------------------------------------------------------------------------- --------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                          None
---------------------------------------------------------------------------------------------- --------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                    None
---------------------------------------------------------------------------------------------- --------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                 None*
---------------------------------------------------------------------------------------------- --------------
Exchange Fee                                                                                       None
---------------------------------------------------------------------------------------------- --------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

  ----------------------------------------------------------- ------------------
  Investment Advisory Fees                                             0.74%
  ----------------------------------------------------------- ------------------
  Other Expenses                                                       0.84%
  ----------------------------------------------------------- ------------------
  Total Annual Fund Operating Expenses                                 1.58%
  ----------------------------------------------------------- ------------------
  Less Fee Waivers and Expense Reimbursements*                         0.23%
  ----------------------------------------------------------- ------------------
  Net Expenses                                                         1.35%
  ----------------------------------------------------------- ------------------

* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       -------------------------- -------------------- --------------------- -------------------
                1 Year                  3 Years              5 Years              10 Years
       -------------------------- -------------------- --------------------- -------------------
                 $137                    $476                  $839                $1,859
       -------------------------- -------------------- --------------------- -------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

BLACK OAK EMERGING TECHNOLOGY FUND

INVESTMENT GOAL

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily (at least 80% of its net assets) in common stocks of companies that the Adviser considers to be well positioned to become market leaders among "emerging" technology companies. Emerging technology companies are those that the Adviser believes have the potential to develop, or are expected to benefit from, new technology or significant improvements or enhancements to existing technology. Current examples of emerging technology companies include those developing, producing or distributing products or services related to computer networking, fiber optics and photonics, data storage, bandwidth enhancement, wireless and other communications technology, and high-speed voice, video and data transfer combinations. The types of companies the Adviser considers to be emerging technology companies can be expected to change over time as developments in technology occur. The Fund is "non-diversified," and the Adviser expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding.

The Adviser's investment process begins with a top-down analysis of economic and industry sectors that it considers to have the best potential for emerging technology to drive long-term growth. It then focuses in on the present or potential key performers in those areas based on a highly subjective analysis of individual companies' fundamental values such as earnings growth potential and the quality of corporate management. The Adviser generally does not base stock selections on a company's size, but rather on its assessment of a company's fundamental prospects for growth. Nonetheless, the Fund tends to own stocks of small to medium capitalization companies and may own stocks of newer, less-established companies of any size. The Fund may invest to a limited extent in stocks of foreign companies that meet these same investment criteria.

The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available among emerging technology companies. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

PRINCIPAL RISKS OF INVESTING

To the extent that the Fund's investments are focused in issuers conducting business in emerging technology industries, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund varies its holdings.

The Fund invests in companies with emerging technologies, products and business models. These companies may be more vulnerable to adverse business or economic events than more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of more established companies. These risks may be greater for small- and mid-cap companies in the emerging technology sector. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. As a result, the prices of the smaller companies owned by the Fund may be more volatile, and the price movements of the Fund's shares will reflect that volatility.

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

Investors are also subject to the risk that the Fund's market segment, growth stocks of emerging technology issuers, may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

                ------------------- ----------------
                2001                   (60.50%)
                ------------------- ----------------
                2002                   (66.58%)
                ------------------- ----------------
                2003                    63.64%
                ------------------- ----------------
                2004                    11.11%
                ------------------- ----------------
                2005                   (10.83%)
                ------------------- ----------------
                2006                     5.61%
                ------------------- ----------------
                2007                    23.89%
                ------------------- ----------------
                2008                   (47.14)%
                ------------------- ----------------

    --------------------------- -----------------------------
           BEST QUARTER                WORST QUARTER
    --------------------------- -----------------------------
    --------------------------- -----------------------------
              59.27%                      (59.67)%
    --------------------------- -----------------------------
    --------------------------- -----------------------------
            (12/31/01)                   (09/30/01)
    --------------------------- -----------------------------

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the NASDAQ 100 Index.

---------------------------------------------------------------- ---------------- -------------- -----------------
                                                                      1 Year          5 Years     Since Inception*
---------------------------------------------------------------- ---------------- -------------- -----------------
Fund Returns Before Taxes                                           (47.14)%         (7.28)%         (21.23)%
---------------------------------------------------------------- ---------------- -------------- -----------------
Fund Returns After Taxes on Distributions**                         (47.14)%         (7.28)%         (21.23)%
---------------------------------------------------------------- ---------------- -------------- -----------------
Fund Returns After Taxes on Distributions and Sale of Fund          (30.64)%         (6.04)%         (14.86)%
Shares**
---------------------------------------------------------------- ---------------- -------------- -----------------
NASDAQ 100 Index (reflects no deduction for fees, expenses, or      (41.57)%         (3.34)%         (7.61)%
taxes)
---------------------------------------------------------------- ---------------- -------------- -----------------
Russell Small Cap Completeness Growth Technology Index              (46.06)%         (6.73)%         (14.41)%
(reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------- ---------------- -------------- -----------------

* The Fund's inception date is 12/29/00. Index returns provided from 12/31/00.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The NASDAQ 100 Index is a widely-recognized, modified capitalization-weighted index of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ"). The Russell Small Cap Completeness Growth Index measures the performance of the Russell 3000(R) Index companies excluding S&P 500 constituents. It includes those Russell Small Cap Completeness Index companies with higher price-to-book ratios and higher forecast growth values. The Russell Small Cap Completeness Growth Technology Index represents a subset of the Russell Small Cap Completeness Growth Index that measures the performance of the technology sector companies included in the Russell Small Cap Completeness Growth Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------- ------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
-------------------------------------------------------------------------------------------- ------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                       None
-------------------------------------------------------------------------------------------- ------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                 None
-------------------------------------------------------------------------------------------- ------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None*
-------------------------------------------------------------------------------------------- ------------
Exchange Fee                                                                                    None
-------------------------------------------------------------------------------------------- ------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

  --------------------------------------------------------- --------------------
  Investment Advisory Fees                                           0.74%
  --------------------------------------------------------- --------------------
  Other Expenses                                                     1.02%
  --------------------------------------------------------- --------------------
  Total Annual Fund Operating Expenses                               1.76%
  --------------------------------------------------------- --------------------
  Less Fee Waivers and Expense Reimbursements*                       0.41%
  --------------------------------------------------------- --------------------
  Net Expenses                                                       1.35%
  --------------------------------------------------------- --------------------

* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      -------------------------- ------------------------ --------------------- ------------------------
               1 Year                    3 Years                5 Years                10 Years
      -------------------------- ------------------------ --------------------- ------------------------
                $137                      $514                    $916                  $2,039
      -------------------------- ------------------------ --------------------- ------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

LIVE OAK HEALTH SCIENCES FUND


INVESTMENT GOAL

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily (at least 80% of its net assets) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences. These "health science" companies include pharmaceutical firms, designers and manufacturers of medical equipment and supplies, operators of hospitals, other health-care services, and biotechnological researchers and developers. The Fund is "non-diversified," and the Adviser expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding. In addition, the Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies doing business in the health science industry, but will regularly invest in health science companies well in excess of this amount.

The Fund will focus on market leaders or companies that the Adviser believes are poised to become market leaders, and companies who are well positioned to take advantage of technological advances, innovative changes and demographic trends affecting the health science industry. The Adviser's stock selection process is based on a quantitative and qualitative analysis of individual companies' fundamental values such as earnings growth potential and the quality of corporate management. The Fund generally invests in large and medium capitalization companies, but can invest in companies of any size.

The Adviser purchases companies for the long-term, and seeks to keep the Fund's portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available among health science companies.

PRINCIPAL RISKS OF INVESTING

To the extent that the Fund's investments are focused in health science issuers, the Fund is subject to legislative or regulatory changes, including government approval of certain products or services and changes in government policies towards subsidizing parts of the health science industry, adverse market conditions and/or increased competition affecting this industry, and the risk of products liability and/or malpractice lawsuits. The prices of health science companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid technological change and obsolescence of products. Some health science companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified Fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund varies its holdings.

The Fund may invest in small- and mid-cap companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Fund may be volatile, and the price movements of the Fund's shares will reflect that volatility.

The Fund is subject to the risk that the securities of health science issuers that the Fund purchases may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

                  -------------- --------------
                      2002         (32.43)%
                  -------------- --------------
                      2003          28.49%
                  -------------- --------------
                      2004           6.90%
                  -------------- --------------
                      2005          17.32%
                  -------------- --------------
                      2006          (9.34)%
                  -------------- --------------
                      2007          10.12%
                  -------------- --------------
                      2008         (23.64)%
                  -------------- --------------


   --------------------------- --------------------------
          BEST QUARTER               WORST QUARTER
   --------------------------- --------------------------
             13.09%                    (17.88)%
   --------------------------- --------------------------
           (06/30/05)                 (06/30/02)
   --------------------------- --------------------------

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the S&P 500 Health Care Index.

---------------------------------------------------------------- ---------------- -------------- -----------------
                                                                      1 Year          5 Years     Since Inception*
---------------------------------------------------------------- ---------------- -------------- -----------------
Fund Returns Before Taxes                                           (23.64)%         (0.89)%         (1.19)%
---------------------------------------------------------------- ---------------- -------------- -----------------
Fund Returns After Taxes on Distributions**                         (23.64)%         (0.89)%         (1.19)%
---------------------------------------------------------------- ---------------- -------------- -----------------
Fund Returns After Taxes on Distributions and Sale of Fund          (15.37)%         (0.76)%         (1.01)%
Shares**
---------------------------------------------------------------- ---------------- -------------- -----------------
S&P 500 Health Care Index (reflects no deduction for fees,          (22.80)%         (0.73)%         (0.84)%
expenses, or taxes)
---------------------------------------------------------------- ---------------- -------------- -----------------

* The Fund's inception date is 6/29/01. Index returns provided from 6/30/01.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Health Care Index is a widely-recognized, equally weighted performance index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
  percentage of offering price)                                                                     None
------------------------------------------------------------------------------------------------ ------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None*
------------------------------------------------------------------------------------------------ ------------
Exchange Fee                                                                                        None
------------------------------------------------------------------------------------------------ ------------

* Redemption proceeds wired to your bank are subject to a $10 fee for each wire.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

  ------------------------------------------------------------ ---------------------------
  Investment Advisory Fees                                              0.74%
  ------------------------------------------------------------ ---------------------------
  Other Expenses                                                        0.78%
  ------------------------------------------------------------ ---------------------------
  Total Annual Fund Operating Expenses                                  1.52%
  ------------------------------------------------------------ ---------------------------
  Less Fee Waivers and Expense Reimbursements*                          0.17%
  ------------------------------------------------------------ ---------------------------
  Net Expenses                                                          1.35%
  ------------------------------------------------------------ ---------------------------

* The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated by the Board of Trustees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

--------------------------- -------------------------- -------------------------- --------------------------
          1 Year                     3 Years                    5 Years                   10 Years
--------------------------- -------------------------- -------------------------- --------------------------
           $137                       $464                       $813                      $1,798
--------------------------- -------------------------- -------------------------- --------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

OAK ASSOCIATES FUNDS

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital gains.

This prospectus describes the Funds' principal investments and strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These non-principal investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain the Funds' Statement of Additional Information, see the back cover of this prospectus). Of course, we cannot guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for each Fund is available on the Funds' website - www.oakfunds.com
- by clicking the applicable link for each Fund in the "Fund Center" section of the home page. By following these links, you can obtain a complete list of portfolio holdings for each Fund as of the end of the most recently completed calendar quarter. The portfolio holdings information available on the Funds' website includes an alphabetical list of the securities owned by each Fund, but does not include the percentage of the Fund's overall portfolio represented by a particular security. The portfolio holdings information on the Funds' website is generally made available in the first week following the close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next quarter.

INVESTMENT ADVISER

Oak Associates, ltd., 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, serves as the investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees of Oak Associates Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. As of December 31, 2008, the Adviser had approximately $750 million in assets under management.

For the fiscal year ended October 31, 2008, the Adviser received advisory fees (after waivers) as a percentage of each Fund's average daily net assets at the following annual rates:

             ------------------------------------------------- ----------------
                  White Oak Select Growth Fund                 0.58%
             ------------------------------------------------- ----------------
                  Rock Oak Core Growth Fund                    0.43%
             ------------------------------------------------- ----------------
                  Pin Oak Aggressive Stock Fund                0.48%
             ------------------------------------------------- ----------------
                  River Oak Discovery Fund                     0.49%
             ------------------------------------------------- ----------------
                  Red Oak Technology Select Fund               0.51%
             ------------------------------------------------- ----------------
                  Black Oak Emerging Technology Fund           0.33%
             ------------------------------------------------- ----------------
                  Live Oak Health Sciences Fund                0.57%
             ------------------------------------------------- ----------------

The Adviser has contractually agreed for a period of one year from the date of this prospectus to waive all or a portion of its fee for each of the Funds (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses, expressed as a percentage of each Fund's average daily net assets, as follows:

             ------------------------------------------------- ----------------
                  White Oak Select Growth Fund                 1.25%
             ------------------------------------------------- ----------------
                  Rock Oak Core Growth Fund                    1.25%
             ------------------------------------------------- ----------------
                  Pin Oak Aggressive Stock Fund                1.25%
             ------------------------------------------------- ----------------
                  River Oak Discovery Fund                     1.35%
             ------------------------------------------------- ----------------
                  Red Oak Technology Select Fund               1.35%
             ------------------------------------------------- ----------------
                  Black Oak Emerging Technology Fund           1.35%
             ------------------------------------------------- ----------------
                  Live Oak Health Sciences Fund                1.35%
             ------------------------------------------------- ----------------

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement is available in the Funds' April 30, 2008 Semi-Annual Report to Shareholders, which covers the period November 1, 2007 through April 30, 2008.

PORTFOLIO MANAGERS

James D. Oelschlager has served as President of the Adviser and its predecessor since 1985. He serves as the manager of the White Oak Select Growth Fund and has managed the Fund since its inception. Prior to founding the Adviser, Mr. Oelschlager served as Director of Pension Investments/Assistant Treasurer for the Firestone Tire & Rubber Company. He has more than 38 years of investment experience.

Mark W. Oelschlager, CFA, has served as an Equity Research Analyst for the Adviser since 2000. He serves as the manager of the Pin Oak Aggressive Stock Fund, the Live Oak Health Sciences Fund and the Red Oak Technology Select Fund, after serving as a co-manager of the Funds. Prior to joining the Adviser, Mr. Oelschlager worked as an Equity Securities Analyst for the State Teachers Retirement System of Ohio from 1996 to 2000. He has more than 15 years of investment experience.

Robert D. Stimpson, CFA, CMT, serves as the lead Portfolio Manager of the River Oak Discovery Fund, the Rock Oak Core Growth Fund and the Black Oak Emerging Technology Fund. He has served as an Equity Research Analyst for the Adviser since 2001. Prior to joining the Adviser, Mr. Stimpson earned an M.B.A. from Emory University in Atlanta, Georgia in 2001. From 1997 to 1999, Mr. Stimpson worked as an Equity Market Analyst for I.D.E.A., ltd. in New York City. From 1995 to 1997, he worked for Merrill Lynch as a Financial Consultant. He has more than 11 years of investment experience. In addition to the CFA designation, Mr. Stimpson holds the CMT charter from the Market Technicians Association.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

Shares of the Funds are for individual and institutional investors.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

o        Mail
o        Telephone
o        Wire
o        Investment Link (Automated Clearing House (ACH))
o        Using our website at www.oakfunds.com

To purchase shares directly from the Funds through their transfer agent, complete and send in an application or visit the Funds' website at www.oakfunds.com. If you need an application or have questions, please call 1-888-462-5386. Unless you arrange to pay by wire or through Investment Link
(ACH), write your check, payable in U.S. Dollars, to "Oak Associates Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, travelers checks, foreign checks, money orders, cash or cashier checks.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

Each Fund reserves the right to reject any specific purchase order or request to exchange Fund shares. In such cases where a Fund rejects an exchange request, such request will be processed by the Fund as a redemption request. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds' transfer agent receives your purchase order in proper form. "Proper form" means that a Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Funds' transfer agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of the Funds through your account with your broker or financial intermediary. For the reasons discussed below, if you place an order through a financial intermediary, please consult with the financial intermediary to determine when your order will be executed. In addition, when dealing with a financial intermediary, you will have to follow its procedures for transacting with the Funds. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers.

Certain financial intermediaries are authorized agents of the Funds for the sole purpose of accepting purchase and redemption orders for Fund shares (referred to herein as "Authorized Intermediaries"). Purchase and redemption requests sent to such Authorized Intermediaries are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. So, for you to receive the current Business Day's NAV, an Authorized Intermediary must receive your purchase or sale order in proper form before 4:00 p.m., Eastern Time. Authorized Intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If an Authorized Intermediary fails to do so, it may be responsible for any resulting fees or losses.

Please note, if your financial intermediary is not an Authorized Intermediary, you may have to transmit your purchase and sale requests to your intermediary at an earlier time for your transaction to become effective that day. This earlier cut-off time allows these intermediaries time to process your requests and transmit them to the Funds. These intermediaries are responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. Purchase and redemption requests sent to intermediaries that are not Authorized Intermediaries are executed at the NAV next determined after the Funds' transfer agent receives the order from the intermediary.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board of Trustees. These methods are implemented through the Funds' Fair Value Pricing Committee, members of which are appointed by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $2,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of any Fund automatically through regular electronic deductions from your bank account via Investment Link (ACH). These purchases can be made monthly, quarterly, semi-annually and annually in amounts of at least $25 per Fund.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds' transfer agent directly by mail, telephone at 1-888-462-5386, or via their website at www.oakfunds.com.

The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price of each share will be the NAV next determined after the Funds' transfer agent receives your request in proper form.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your bank account via Investment Link (ACH) once you have established banking instructions with the Funds.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Investment Link (ACH) to your bank account once you have established banking instructions with the Funds. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH INVESTMENT LINK (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE INVESTMENT LINK (ACH) TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would be subject to federal income tax on the amount by which the fair market value of the securities distributed to you exceeds the basis of the shares redeemed. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them and you would have to pay transaction costs to sell the securities distributed to you.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $2,000 because of redemptions, a Fund may redeem your shares. The Fund will provide you at least 30 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or during other emergency circumstances, each as permitted by the U.S. Securities and Exchange Commission (SEC). More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds' transfer agent directly by mail or telephone at 1-888-462-5386, or via the Funds' website at www.oakfunds.com.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH INVESTMENT LINK (ACH), YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE INVESTMENT LINK (ACH) TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE/INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone or web instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone or via the web, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments due to the sale of the Fund investment in order to have cash on hand to satisfy redemption requests, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Rock Oak Core Growth Fund, River Oak Discovery Fund and Black Oak Emerging Technology Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of the Rock Oak Core Growth Fund, River Oak Discovery Fund and Black Oak Emerging Technology Fund shares held by long-term shareholders than a fund investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Funds takes place after the close of the primary foreign market, but before the time that the Funds determine their NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Funds' shares by virtue of their Fund share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Funds use fair value pricing, see "How the Funds Calculate NAV."

In addition, because the Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund invest in small/mid cap securities that often may trade in lower volumes, changes to the Funds' holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Funds' policies and procedures by the use of multiple accounts. The Funds' policies and procedures include:

          o Shareholders are restricted from making more than 4 "round trips" into or out of a Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

          o A Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Funds' Systematic Investment/Withdrawal Plans, as described in this prospectus.

The Funds' ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Funds do not have direct access to the underlying shareholder account information. However, the Funds and/or their service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Funds and/or their service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds. Transactions placed by shareholders through financial intermediaries in violation of the Funds' excessive trading policy may be cancelled or the shares purchased may be redeemed by the Funds. Despite these efforts, however, the Funds and their service providers may not be able to detect or prevent all instances of short-term trading in the Funds, and, as a result, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Funds. Please contract your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at a Fund's next determined NAV.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds (generally, 3 business days). Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

HOUSEHOLDING

In order to reduce expenses, the Funds deliver one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-888-462-5386, option 2, to change the status of your existing account. You may change your status at any time.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income annually and each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

   As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. A Funds' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If a Fund has dividend income that qualifies as qualified dividend income such amount will be designated by it and taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

   A Funds' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if a Fund's shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

   It is a taxable event for you if you sell or exchange shares of any Fund. For federal tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. The gain or loss on the sale or exchange of Fund shares generally will be treated as short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer. You are responsible for any tax liability generated by your transactions.

   STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

   NON-U.S. SHAREHOLDERS: Non-U.S. shareholders may be subject to U.S. tax due to their investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged to consult their tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

   This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations appears in the Funds' SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided below has been derived from the Funds' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-888-462-5386.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

-------------------------------------------------------------------------------------------------------------------------------



                                      REALIZED
                                         AND
                                      UNREALIZED            DIVIDENDS                            NET                  NET
            NET ASSET       NET        GAINS OR                FROM  DISTRIBUTIONS   TOTAL      ASSET                ASSETS
              VALUE      INVESTMENT   (LOSSES)     TOTAL        NET       FROM     DIVIDENDS    VALUE                END OF
            BEGINNING      INCOME         ON        FROM    INVESTMENT   CAPITAL      AND       END OF    TOTAL      PERIOD
            OF PERIOD      (LOSS)    SECURITIES  OPERATIONS   INCOME      GAINS  DISTRIBUTIONS  PERIOD   RETURN+     (000)
-------------------------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $39.49      $(0.23)#    $(15.37)    $(15.60)        -          -          -        $23.89    (39.50)%  $215,862
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007          31.91       (0.12)#       7.70        7.58         -          -          -         39.49     23.75     439,978
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006          31.35       (0.13)#       0.71        0.58      $(0.02)       -       $(0.02)      31.91      1.85     538,516
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005          31.41        0.01#++     (0.07)##    (0.06)        -          -          -         31.35     (0.19)    878,709
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2004          34.05        (0.19)      (2.45)      (2.64)        -          -          -         31.41     (7.75)  1,569,899
-------------------------------------------------------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $13.45      $(0.06)#    $ (5.54)    $ (5.60)        -       $(0.57)    $(0.57)      $7.28    (43.43)%    $4,571
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007          10.68       (0.07)#       2.84        2.77         -          -          -         13.45     25.94       8,389
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006          10.10       (0.06)#       0.64        0.58         -          -          -         10.68      5.74       9,688
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005(1)       10.00       (0.05)#       0.15        0.10         -          -          -         10.10      1.00      10,560
-------------------------------------------------------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $27.46      $(0.08)#    $(11.80)    $(11.88)        -          -          -        $15.58    (43.26)%   $36,198
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007          21.18       (0.12)#       6.40        6.28         -          -          -         27.46     29.65      90,901
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006          21.13       (0.16)#       0.21        0.05         -          -          -         21.18      0.24      92,549
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005          19.02       (0.16)#       2.27        2.11         -          -          -         21.13     11.09     139,379
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2004          19.13       (0.17)        0.06       (0.11)        -          -          -         19.02     (0.58)    190,839
-------------------------------------------------------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $14.80      $(0.08)#    $ (6.46)    $ (6.54)        -       $(0.40)    $(0.40)      $7.86    (45.31)%    $4,168
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007          11.56       (0.12)#       3.36        3.24         -          -          -         14.80     28.03       7,823
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006          10.10       (0.09)#       1.55        1.46         -          -          -         11.56     14.46       5,943
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005(2)       10.00       (0.03)#       0.13        0.10         -          -          -         10.10      1.00       3,063
-------------------------------------------------------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $ 8.75      $(0.06)#    $ (3.77)    $ (3.83)        -          -          -         $4.92    (43.77)%   $44,079
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007           6.90       (0.03)#       1.88        1.85         -          -          -          8.75     26.81     115,005
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006           6.55       (0.06)#       0.41        0.35         -          -          -          6.90      5.34     116,449
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005           6.30       (0.03) #+++   0.28        0.25         -          -          -          6.55      3.97     160,881
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2004           6.56       (0.08)       (0.18)      (0.26)        -          -          -          6.30     (3.96)    244,848
-------------------------------------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $ 2.94      $(0.02)#    $ (1.29)    $ (1.31)        -          -          -         $1.63    (44.56)%   $19,478
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007           2.21       (0.03)#       0.76        0.73         -          -          -          2.94     33.03      39,810
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006           2.05       (0.02)#       0.18        0.16         -          -          -          2.21      7.80      39,617
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005           2.08       (0.02)#      (0.01)##     (0.03)       -          -          -          2.05     (1.44)     48,901
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2004           2.21       (0.03)       (0.10)      (0.13)        -          -          -          2.08     (5.88)     72,093
-------------------------------------------------------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------------------
2008         $12.41      $(0.04)#    $ (2.89)    $ (2.93)        -          -          -         $9.48    (23.61)%   $14,013
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2007          11.18       (0.01)#       1.24        1.23         -          -          -         12.41     11.00      21,354
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2006          11.66       (0.07)#      (0.41)      (0.48)        -          -          -         11.18     (4.12)     25,263
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2005           9.44       (0.07)#       2.29        2.22         -          -          -         11.66     23.52      36,304
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------
2004           9.24       (0.07)        0.27        0.20         -          -          -          9.44      2.16      26,226
----------- ----------- ------------- ---------- ----------- ---------- ---------- ----------- ---------- --------- ----------



----------------------------------------------------------------------
                                  RATIO OF
                       RATIO OF   EXPENSES       RATIO OF
                          NET         TO       EXPENSES TO
                       INVESTMENT  AVERAGE     AVERAGE NET
            RATIO OF     INCOME      NET         ASSETS
            EXPENSES     (LOSS)    ASSETS      (EXCLUDING
                TO         TO    (EXCLUDING      WAIVERS
             AVERAGE    AVERAGE     FEES         AND/ORS    PORTFOLIO
               NET        NET       PAID        FEES PAID    TURNOVER
             ASSETS      ASSETS   INDIRECTLY)  INDIRECTLY)     RATE
----------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
----------------------------------------------------------------------
2008           1.25%     (0.70)%     1.25%        1.41%         25%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.25      (0.34)      1.25         1.28          29
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.19      (0.42)      1.20         1.20          52
-----------  ---------- ---------- ---------- -------------- ---------
2005           1.14       0.04++     1.14         1.14          36
-----------  ---------- ---------- ---------- -------------- ---------
2004           1.07      (0.47)      1.07         1.07          16
----------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
----------------------------------------------------------------------
2008           1.25%     (0.53)%     1.25%        1.56%         92%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.25      (0.57)      1.25         1.46          86
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.22      (0.54)      1.22         1.44          88
-----------  ---------- ---------- ---------- -------------- ---------
2005(1)        1.15      (0.67)      1.15         1.89          45
----------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
----------------------------------------------------------------------
2008           1.25%     (0.34)%     1.25%        1.51%         38%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.25      (0.50)      1.25         1.35          18
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.21      (0.74)      1.21         1.27          20
-----------  ---------- ---------- ---------- -------------- ---------
2005           1.15      (0.78)      1.15         1.22          28
-----------  ---------- ---------- ---------- -------------- ---------
2004           1.15      (0.80)      1.15         1.17          21
----------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
----------------------------------------------------------------------
2008           1.35%     (0.68)%     1.35%        1.76%        145%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.35      (0.92)      1.35         1.72         148
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.35      (0.81)      1.35         2.74          72
-----------  ---------- ---------- ---------- -------------- ---------
2005(2)        1.35      (0.79)      1.35         4.05          16
----------------------------------------------------------------------
RED OAK TECHNOLOGY FUND
----------------------------------------------------------------------
2008           1.35%     (0.80)%     1.35%        1.58%         17%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.35      (0.40)      1.35         1.40          11
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.27      (0.89)      1.27         1.34          93
-----------  ---------- ---------- ---------- -------------- ---------
2005           1.15      (0.50)+++   1.15         1.27          40
-----------  ---------- ---------- ---------- -------------- ---------
2004           1.15      (1.01)      1.15         1.20          38
----------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
----------------------------------------------------------------------
2008           1.35%     (0.94)%     1.35%        1.76%         79%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.35      (1.04)      1.35         1.62          76
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.28      (1.13)      1.28         1.53          97
-----------  ---------- ---------- ---------- -------------- ---------
2005           1.15      (1.13)      1.15         1.41          30
-----------  ---------- ---------- ---------- -------------- ---------
2004           1.15      (1.14)      1.15         1.33          34
----------------------------------------------------------------------
LIVE OAK HEALTH SCIENCE FUND
----------------------------------------------------------------------
2008           1.35%     (0.36)%     1.35%        1.52%         25%
-----------  ---------- ---------- ---------- -------------- ---------
2007           1.35      (0.11)      1.35         1.37          28
-----------  ---------- ---------- ---------- -------------- ---------
2006           1.21      (0.59)      1.21         1.23          57
-----------  ---------- ---------- ---------- -------------- ---------
2005           1.15      (0.66)      1.15         1.22          16
-----------  ---------- ---------- ---------- -------------- ---------
2004           1.15      (0.75)      1.15         1.19           4
-----------  ---------- ---------- ---------- -------------- ---------


#     PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD
      BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.
++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.
+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.51%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.
(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                              OAK ASSOCIATES FUNDS


INVESTMENT ADVISER

Oak Associates, ltd.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Pepper Hamilton LLP

More information about Oak Associates Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about Oak Associates Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-888-462-5386

BY MAIL: Oak Associates Funds
           P.O. Box 219441
           Kansas City, Missouri 64121-9441

OVERNIGHT DELIVERY ONLY:  DST Systems
                              c/o Oak Associates Funds
                              430 W. 7th Street
                              Kansas City, Missouri 64105

BY INTERNET: WWW.OAKFUNDS.COM

From the SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Oak Associates Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Oak Associates Funds' Investment Company Act registration number is 811-08549.





OAK-PS-001-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                              OAK ASSOCIATES FUNDS

                                  March 1, 2009

                               Investment Adviser:
                              OAK ASSOCIATES, LTD.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of Oak Associates Funds (the "Trust") and should be read in conjunction with the Trust's prospectus dated March 1, 2009. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                          WHITE OAK SELECT GROWTH FUND
                            ROCK OAK CORE GROWTH FUND
                          PIN OAK AGGRESSIVE STOCK FUND
                            RIVER OAK DISCOVERY FUND
                         RED OAK TECHNOLOGY SELECT FUND
                       BLACK OAK EMERGING TECHNOLOGY FUND
                          LIVE OAK HEALTH SCIENCES FUND

This SAI is incorporated by reference into the Trust's prospectus. The financial statements with respect to each Fund for the fiscal year ended October 31, 2008, including notes thereto and the report of KPMG LLP thereon, are herein incorporated by reference. A copy of the Oak Associates Funds 2008 Annual Report to Shareholders must accompany the delivery of this SAI. A prospectus may be obtained by writing to the Trust at P.O. Box 219441, Kansas City, Missouri 64121-9441 or calling toll-free 1-888-462-5386.

                                TABLE OF CONTENTS

THE TRUST......................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES................1
DESCRIPTION OF PERMITTED INVESTMENTS...........................................5
INVESTMENT LIMITATIONS........................................................15
THE ADVISER...................................................................19
THE PORTFOLIO MANAGERS........................................................20
THE ADMINISTRATOR.............................................................21
THE DISTRIBUTOR...............................................................22
THE TRANSFER AGENT............................................................23
THE CUSTODIAN.................................................................23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................23
LEGAL COUNSEL.................................................................23
TRUSTEES AND OFFICERS OF THE TRUST............................................23
PURCHASING AND REDEEMING SHARES...............................................27
DETERMINATION OF NET ASSET VALUE..............................................27
TAXATION OF THE FUNDS.........................................................28
FUND TRANSACTIONS.............................................................36
PORTFOLIO HOLDINGS............................................................38
DESCRIPTION OF SHARES.........................................................39
SHAREHOLDER LIABILITY.........................................................39
LIMITATION OF TRUSTEES' LIABILITY.............................................39
CODE OF ETHICS................................................................40
PROXY VOTING..................................................................40
5% AND 25% SHAREHOLDERS.......................................................40
EXPERTS ......................................................................43
APPENDIX A - DESCRIPTION OF RATINGS..........................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES............................B-1


OAK-SX-001-0100

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated November 6, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each Fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses for existing shareholders, proxy solicitation materials and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

HISTORY OF THE WHITE OAK SELECT GROWTH AND PIN OAK AGGRESSIVE STOCK FUNDS. The White Oak Select Growth Fund is a successor to the Advisors' Inner Circle Fund White Oak Growth Stock Fund ("AIC White Oak Fund"). The Pin Oak Aggressive Stock Fund is a successor to the Advisors' Inner Circle Fund Pin Oak Aggressive Stock Fund ("AIC Pin Oak Fund"). The AIC White Oak Fund and the AIC Pin Oak Fund were managed by Oak Associates, ltd. (the "Adviser" or "Oak") using the same investment objective, strategies, policies and restrictions as those used by their respective successor Funds. Each of the AIC White Oak Fund's and the AIC Pin Oak Fund's date of inception was August 3, 1992. Each of the AIC White Oak Fund and the AIC Pin Oak Fund dissolved and reorganized into the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund, respectively, on February 27, 1998. All of the assets and liabilities of each AIC Fund were transferred to its successor in connection with the successor Fund's commencement of operations on February 27, 1998. The White Oak Growth Stock Fund changed its name to the White Oak Select Growth Fund in February, 2005.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

WHITE OAK SELECT GROWTH FUND. The White Oak Select Growth Fund (the "White Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

As a principal investment strategy, the White Oak Fund will be as fully invested as practicable (under normal market conditions) in common stocks of established companies with large market capitalization (equity market capitalization more than $5 billion). The White Oak Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

As non-principal investment strategies and consistent with its investment objective, the White Oak Fund may to a lesser extent: invest in securities of small to medium capitalization issuers (equity market capitalization less than $5 billion), other types of equity securities (e.g., preferred stocks, American Depositary Receipts ("ADRs"), warrants and rights to purchase common stocks, and convertible securities) and shares of investment companies; enter into financial futures contracts (including index futures contracts); lend its securities; and sell securities short "against the box." The Fund may also invest up to 15% of its total assets in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.

ROCK OAK CORE GROWTH FUND. The Rock Oak Core Growth Fund (the "Rock Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As a principal investment strategy, the Fund invests primarily in common stocks of large capitalization companies (equity market capitalization more than $5 billion) that are selected for their growth potential and will generally hold between 35 and 50 common stocks. The Fund invests primarily in U.S. common stocks, but may, to a lesser extent, invest in foreign common stocks and ADRs.

As non-principal investment strategies and consistent with its investment objective, the Fund may to a lesser extent: invest in securities of small to medium capitalization issuers (equity market capitalization less than $5 billion), other types of equity securities (e.g., preferred stocks, warrants and rights to purchase common stocks, and convertible securities) and shares of investment companies; enter into financial futures contracts (including index futures contracts); lend its securities; and sell securities short. The Fund may also invest up to 15% of its total assets in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.

PIN OAK AGGRESSIVE STOCK FUND. The Pin Oak Aggressive Stock Fund (the "Pin Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As a principal investment strategy, the Pin Oak Fund will be as fully invested as practicable (under normal market conditions) in common stocks of large, established companies and small and medium-capitalization companies that the Adviser believes have above average growth potential. In accordance with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Pin Oak Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

As non-principal investment strategies and consistent with its investment objective, the Pin Oak Fund may, to a lesser extent, invest in other types of equity securities (e.g., preferred stocks, ADRs, warrants and rights to purchase common stocks, and convertible securities) and shares of investment companies; enter into financial futures contracts (including index futures contracts), lend its securities and sell securities short "against the box." The Fund may also invest up to 15% of its total assets in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.

RIVER OAK DISCOVERY FUND. The River Oak Discovery Fund (the "River Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in U.S. common stocks, but may, to a lesser extent, invest in foreign common stocks and ADRs. The Fund will invest in small-cap companies and, to a lesser extent, in larger companies. For purposes of this policy, the Fund defines small-cap companies to include any company that has less than a $3 billion market capitalization at the time of acquisition.

As non-principal investment strategies and consistent with its investment objective, the Fund may to a lesser extent: invest in other types of equity securities (e.g., preferred stocks, warrants and rights to purchase common stocks, and convertible securities), common stocks of micro-capitalization issuers and shares of investment companies; enter into financial futures contracts (including index futures contracts); lend its securities; and sell securities short. The Fund may also invest in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund's investments in money market instruments may represent 100% of the Fund's assets.

RED OAK TECHNOLOGY SELECT FUND. The Red Oak Technology Select Fund (the "Red Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. Current income is incidental to the Fund's objective. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "non-diversified" investment company under the 1940 Act, and as such, may invest in fewer companies than diversified investment companies that spread their investments among many companies.

As a principal investment strategy, the Fund will be as fully invested as practicable (under normal market conditions) in common stocks of companies which rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing growth in sales and earnings driven by technology related products and services. The Red Oak Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in companies operating directly in the "technology industry," which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics ("Technology Companies"). The Fund may invest in Technology Companies without regard to a company's market capitalization. In accordance with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Red Oak Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities of issuers operating in the technology sector, as determined by the Adviser. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

As non-principal investment strategies and consistent with its investment objective, the Red Oak Fund may to a lesser extent: invest in securities of other types of equity securities (e.g., preferred stocks, ADRs, warrants and rights to purchase common stocks, and convertible securities); enter into financial futures contracts (including index futures contracts); lend its securities; and sell securities short "against the box." The Fund may also invest up to 15% of its total assets in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.

BLACK OAK EMERGING TECHNOLOGY FUND. The Black Oak Emerging Technology Fund (the "Black Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. Current income is incidental to the Fund's objective. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "non-diversified" investment company under the 1940 Act, and as such, may invest in fewer companies than diversified investment companies that spread their investments among many companies.

As a principal investment strategy, the Fund will be as fully invested as practicable (under normal market conditions) in common stocks of emerging technology issuers that the Adviser considers to be best positioned to experience above-average growth and/or become market leaders in the "emerging" (or fastest growing) segments of the technology sector ("Emerging Technology Companies"). The Fund may invest in Emerging Technology Companies without regard to a company's market capitalization. Emerging Technology Companies operate in industries that the Adviser believes have the potential to develop or are expected to benefit from new technology or significant improvements or enhancements to existing technology. Current examples of Emerging Technology Companies include those developing, producing or distributing products or services related to computer networking, fiber optics and photonics, data storage, bandwidth enhancement, wireless and other communications technology, and combinations of high-speed voice, video and data transfer. There is, however, no guarantee that these types of companies will be the focus of future Fund investments given the speed of technological development. The Fund invests primarily in U.S. common stocks, but may, to a lesser extent, invest in foreign common stocks. In accordance with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Black Oak Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities of Emerging Technology Companies, as determined by the Adviser. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

As non-principal investment strategies and consistent with its investment objective, the Black Oak Fund may to a lesser extent: invest in securities of other types of equity securities (e.g., preferred stocks, ADRs, warrants and rights to purchase common stocks, and convertible securities) and shares of investment companies; purchase put and call options and write covered call options on fixed income and equity securities; enter into financial futures contracts (including index futures contracts); purchase options on futures contracts; lend its securities; and sell securities short. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategy, the Fund may buy certain securities through IPOs if the Adviser believes such securities are consistent with the Fund's investment policies. The Fund may also invest up to 15% of its total assets in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.

LIVE OAK HEALTH SCIENCES FUND. The Live Oak Health Sciences Fund (the "Live Oak Fund") seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve this investment objective. The Fund is classified as a "non-diversified" investment company under the 1940 Act, and as such, may invest in fewer companies than diversified investment companies that spread their investments among many companies.

As a principal investment strategy, the Live Oak Fund will be as fully invested as practicable (under normal market conditions) in common stocks of "health sciences" issuers that the Adviser considers to be best positioned to experience above-average growth and/or become market leaders in their respective fields. The Live Oak Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in companies doing business in the "health sciences" sector, which generally consists of companies engaged in the research, development, sale, supply and manufacture of various health science products, services and processes. The description of the health sciences sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics, health care facilities); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); genetics (gene synthesis and therapy, engineering, hybridoma and recombinant DNA techniques, monoclonal antibodies); biotechnology/chemicals (enzyme/peptide synthesis, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); equipment (low temperature storage, microimaging systems, biohazard containment); and industrial applications (biochips, fermentation, enhanced mineral recovery). The Fund will purchase securities that the Adviser believes have strong earnings growth potential and reasonable market valuations relative to the market as a whole and peer companies operating in the same respective industry classifications. In accordance with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Live Oak Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets, under normal circumstances, in equity securities of health sciences companies, as determined by the Adviser. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

As non-principal investment strategies and consistent with its investment objective, the Live Oak Fund may to a lesser extent: invest in other types of equity securities (e.g., preferred stocks, ADRs, warrants and rights to purchase common stocks, and convertible securities) and shares of investment companies; purchase put and call options and write covered call options on fixed income and equity securities; enter into financial futures contracts (including index futures contracts); purchase options on futures contracts; lend its securities; and sell securities short. The Fund may also invest up to 15% of its total assets in money market securities for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may increase this percentage up to 100%.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission ("SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal years ended October 31, 2007 and 2008, the portfolio turnover rate for each of the Funds was as follows:

----------------------- ------------------------------------------------------------------------------------------------------------
         Fund                                                     Portfolio Turnover Rate
----------------------- ------------------------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
                                               2007                                                   2008
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
White Oak Fund                                  29%                                                    25%
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
Rock Oak Fund                                   86%                                                    92%
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
Pin Oak Fund                                    18%                                                    38%
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
River Oak Fund                                 148%                                                   145%
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
Red Oak Fund                                    11%                                                    17%
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
Black Oak Fund                                  76%                                                    79%
----------------------- ---------------------------------------------------- -------------------------------------------------------
----------------------- ---------------------------------------------------- -------------------------------------------------------
Live Oak Fund                                   28%                                                    25%
----------------------- ---------------------------------------------------- -------------------------------------------------------


DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the Prospectus and the "Additional Information About Investment Objectives and Policies" section of this SAI and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective, permitted by the Fund's stated investment policies and determined to be appropriate by the Funds' Adviser. Unless otherwise noted, the following investments are non-principal investments of the Funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

BORROWING. The Funds may borrow money, but have no current intention to do so. Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and the Fund will seek to repay such borrowings promptly.

As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. Each Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. The use of leverage can amplify the effects of market volatility on a Fund's share price and make the Fund's returns more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

EQUITY SECURITIES. As part of their principal investment strategies, the Funds invest in equity securities, primarily common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, ADRs, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds may purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. The Rock Oak, River Oak and Black Oak Funds also may purchase equity securities traded outside of the United States on registered exchanges or over-the counter market. Equity securities are described in more detail below:

o COMMON STOCK. As part of their principal investment strategies, the Funds invest in common stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o    ADRS.  ADRs are described in detail on page 5 of this SAI.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. As part of their principal investment strategies, the Pin Oak Fund, Red Oak Fund, River Oak Fund, Black Oak Fund and Live Oak Fund invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies, and particularly micro cap companies in regards to the River Oak Fund, often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies, in particular, micro cap companies, are often traded in the over-the-counter market and even if listed on a national securities exchange the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the prices of the smaller companies owned by the Funds may be volatile, and the price movements of the Funds' shares will reflect that volatility. In the case of the River Oak Fund, when purchasing and selling securities of micro capitalization companies, the Fund may only be able to deal with a few market-makers.

FOREIGN SECURITIES. As part of their principal investment strategies, the Rock Oak Fund, River Oak Fund and Black Oak Fund may invest in foreign common stocks. The Funds may invest in other types of foreign securities as part of their non-principal investment strategies. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

MONEY MARKET SECURITIES. A Fund, other than the River Oak Fund, may invest up to 15% of its total assets in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. The River Oak Fund is not subject to the foregoing 15% limit. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, a Fund may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

o U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

     o U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     o Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

o COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

o OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

     o REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

REAL ESTATE INVESTMENT TRUSTS (REITS). The Funds may invest in shares of REITs which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the 1940 Act.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. The Funds may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended.

SECURITIES LENDING. Although the Funds have no current intention to engage in securities lending, the Funds reserve the right to lend their portfolio securities. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company, except a money market fund, if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SHORT SALES. A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short if it is a gain transaction, but loss is not recognized. Uncovered (or naked) short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

As described in their respective investment strategies, the Rock Oak, River Oak, Black Oak and Live Oak Funds may engage in short sales that are either "uncovered" or "against the box" while the White Oak, Pin Oak and Red Oak Funds may only engage in short sales "against the box."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

The White Oak, Pin Oak and Red Oak Funds may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets. This limitation does not apply to the Red Oak Fund.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. This limitation does not apply to the Red Oak Fund which will invest at least 25% of its total assets in companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics.

3.       Acquire more than 10% of the voting securities of any one issuer.

4.       Invest in companies for the purpose of exercising control.

5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

6. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

The Black Oak and Live Oak Funds may not:

1. Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and with respect to the Live Oak Fund only (iii) investments in companies doing business in the health sciences industry.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Rock Oak and River Oak Funds may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). The 1940 Act requires the Funds to maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's, except for the Rock Oak and River Oak Funds', current investment policy on lending is stated above. The Rock Oak and River Oak Funds' current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each Fund, except for the Rock Oak Fund and the River Oak Fund, has adopted a fundamental policy that prohibits the Fund from direct investment in real estate. The Rock Oak Fund and the River Oak Fund have adopted a fundamental policy that would permit direct investment in real estate. However, the Rock Oak Fund's and the River Oak Fund's current investment policy with respect to investment in real estate is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. The Funds may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. The White Oak Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

3. The Rock Oak Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities.

4. The Pin Oak Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

5. The Red Oak Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities of companies operating in the technology sector, as determined by the Adviser. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

6. The Black Oak Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities of Emerging Technology Companies, as determined by the Adviser. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

7. The Live Oak Fund shall invest at least 80% of its net assets, under normal circumstances, in equity securities of health sciences companies, as determined by the Adviser. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

The Black Oak Fund and Live Oak Fund may not:

1. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

3.       Purchase securities while its borrowing exceeds 5% of its total assets.

Except with respect to the Funds' policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the Funds' limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

To meet federal tax requirements for qualification as a "regulated investment company," at the close of each quarter of its taxable year, each Fund will (a) limit its investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets; and (b) with respect to 50% of its total assets, limit its investment in the securities of any issuer to 5% of the Fund's total assets and will not purchase more than 10% of the outstanding voting securities of any one issuer.

THE ADVISER

GENERAL. Oak Associates, ltd. makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. Oak was formed in December 1995 by James D. Oelschlager to continue the business of Oak Associates, a sole proprietorship he founded in 1985. Mr. Oelschlager owns a controlling interest in the Adviser. The principal business address of the Adviser is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. In addition to advising the Funds, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. As of December 31, 2008, the Adviser had discretionary management authority with respect to approximately $750 million of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Adviser serves as the investment adviser for each Fund under an investment advisory agreement with the Trust (the "Advisory Agreement"). The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

INVESTMENT MANAGEMENT PERSONNEL OF THE ADVISER. Mr. James D. Oelschlager, President of the Adviser and its predecessor since 1985, serves as the manager of the White Oak Fund and has managed the Fund and its predecessor fund since its inception. In addition, Mr. Oelschlager previously co-managed the Pin Oak Fund, Rock Oak Fund, Red Oak Fund and Black Oak Fund.

Mark W. Oelschlager has served as an Equity Research Analyst at the Adviser since 2000. Mr. Oelschlager manages the Pin Oak Fund, Live Oak Fund and the Red Oak Fund after co-managing the Funds. Prior to joining the Adviser, Mr. Oelschlager worked as an Equity Securities Analyst for the State Teachers Retirement System of Ohio from 1996 to 2000. Mr. Oelschlager earned a BA in Economics from Trinity College and an MBA in Finance from Ohio State's Fisher College of Business. In 1999, Mr. Oelschlager earned the designation of Chartered Financial Analyst.

Robert D. Stimpson serves as the lead portfolio manager of the River Oak Fund, Rock Oak Fund and the Black Oak Fund. He has served as an Equity Research Analyst for the Adviser since 2001. Prior to joining the Adviser, Mr. Stimpson earned an M.B.A. from Emory University in Atlanta, Georgia in 2001. From 1997 to 1999, Mr. Stimpson worked as an Equity Market Analyst for I.D.E.A., ltd. in New York City. From 1995 to 1997, he worked for Merrill Lynch as a Financial Consultant. He has more than 11 years of investment experience. In addition to the CFA designation, Mr. Stimpson holds the CMT charter from the Market Technicians Association.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.74% of the average daily net assets of each Fund (except for the River Oak Fund). For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the River Oak Fund. The Adviser has contractually agreed for a period of one year from the date of the Funds' prospectus to waive all or a portion of its fee for each of the Funds (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses, expressed as a percentage of each Fund's average daily net assets, as follows:

             --------------------------------------------------------- --------------------------
                  Fund                                                        Expense Cap
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  White Oak Fund                                                 1.25%
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  Rock Oak Fund                                                  1.25%
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  Pin Oak Fund                                                   1.25%
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  River Oak Fund                                                 1.35%
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  Red Oak Fund                                                   1.35%
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  Black Oak Fund                                                 1.35%
             --------------------------------------------------------- --------------------------
             --------------------------------------------------------- --------------------------
                  Live Oak Fund                                                  1.35%
             --------------------------------------------------------- --------------------------


The expense limitation agreement between the Adviser and the Trust (the "Agreement") will continue in effect with respect to all Funds until February 28, 2010 and thereafter will automatically continue in effect with respect to each Fund for successive one (1) year periods unless otherwise terminated with respect to such Fund in accordance with the Agreement. Either party may elect not to renew the Agreement with respect to one or more Funds for a successive one (1) year period by providing the other party not less than sixty (60) days' prior written notice (measured from the commencement of a successive one year period) of such election. Notwithstanding the foregoing, the Agreement may be terminated by either party, without payment of any penalty, upon sixty (60) days' prior written notice to the other party; provided that, in the case of termination by the Adviser, such action shall be authorized by the Trust's Board of Trustees, including a majority of its independent Trustees.

The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds. For the fiscal years ended October 31, 2006, 2007 and 2008 the Funds paid the Adviser the following advisory fees:

----------------------- ----------------------------------------------------- -----------------------------------------------------
                                             Fees Paid                                            Fees Waived
         Fund
----------------------- ----------------------------------------------------- -----------------------------------------------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
                             2006              2007               2008              2006               2007             2008
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
White Oak Fund            $5,050,628        $3,367,149         $2,473,215            $0              $114,628         $537,113
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
Rock Oak Fund               $80,472           $61,624           $52,483            $24,461           $17,632           $22,156
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
Pin Oak Fund               $866,048          $621,219           $444,934           $70,711           $85,896          $153,434
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
River Oak Fund              $42,075           $58,918           $57,905           $65,202+           $24,224           $26,302
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
Red Oak Fund              $1,007,693         $839,610           $585,376           $89,760           $53,283          $178,044
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
Black Oak Fund             $335,129          $270,752           $232,549          $112,161           $97,214          $128,886
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------
Live Oak Fund              $288,213          $161,169           $136,575           $6,352             $4,057           $31,155
----------------------- ---------------- ------------------ ----------------- ------------------ ----------------- ----------------

+        Includes the amount of expenses reimbursed by the Adviser.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Funds' portfolio managers for their management of the Funds. Except for James D. Oelschlager, each of the Fund's portfolio mangers' compensation consists of a base salary and a discretionary quarterly bonus, each of which is paid in cash. A portfolio manager's base salary is determined at the time of employment and remains constant throughout employment. The discretionary quarterly bonus is determined by senior management of the Adviser based on the Adviser's profitability and various subjective factors deemed appropriate by management. In addition, senior management of the Adviser quantitatively analyzes each Fund's performance relative to its Morningstar peer group during the previous quarter in determining whether a quarterly performance bonus is warranted and the amount of such bonus. The compensation of James D. Oelschlager, who is Managing Member, President, Chief Investment Officer and Founder of the Adviser, is based solely on the profitability of the Adviser.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds they manage as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

Name                                                                          Dollar Range of Fund Shares*
----------------------------------------------------- ---------------------------------------------------------------------
----------------------------------------------------- ---------------------------------------------------------------------
James D. Oelschlager                                                        Over $1,000,000 (White Oak Fund)
----------------------------------------------------- ---------------------------------------------------------------------
----------------------------------------------------- ---------------------------------------------------------------------
                                                                            $100,001-$500,000 (Pin Oak Fund)
Mark W. Oelschlager                                                         $100,001-$500,000 (Red Oak Fund)
                                                                            $100,001-$500,000 (Live Oak Fund)
----------------------------------------------------- ---------------------------------------------------------------------
----------------------------------------------------- ---------------------------------------------------------------------
Robert D. Stimpson                                                             $1-$10,000 (Rock Oak Fund)
                                                                               $1-$10,000 (River Oak Fund)
                                                                               $1-$10,000 (Black Oak Fund)
----------------------------------------------------- ---------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

* Valuation date with respect to all Funds is October 31, 2008.

Other Accounts. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2008.

------------------ --------------------------------- ----------------------------------- -----------------------------------
                              Registered                        Other Pooled
      Name               Investment Companies               Investment Vehicles                    Other Accounts
------------------ --------------------------------- ----------------------------------- -----------------------------------
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
                    Number of       Total Assets       Number of        Total Assets        Number of       Total Assets
                     Accounts                           Accounts                            Accounts
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
James D.
Oelschlager             0                $0                0                 $0                177          $567,800,000
                                                                                               1*            $95,000,000
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
Mark W.
Oelschlager             1           $16,197,359            0                 $0                 0                $0
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------
Robert D.
Stimpson                0                $0                0                 $0                 0                $0
------------------ ------------- ------------------- --------------- ------------------- ---------------- ------------------

* Accounts listed above are subject to a performance-based advisory fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its administrative services, the Administrator is entitled to a fee under the Administration Agreement, which is calculated daily and paid monthly, at an annual rate of 0.04% on the first $2.5 billion of assets; 0.03% on the next $2.5 billion of assets; 0.02% on the next $5 billion of assets and 0.015% on all assets over $10 billion. However, the Funds pay the Administrator a Trust level minimum annual fee equal to $95,000 annually per each existing Fund and $15,000 annually per any additional class. For the fiscal years ended October 31, 2006, 2007 and 2008, the Funds paid the Administrator the following fees:

----------------------- ------------------------------------------------------ -----------------------------------------------------
                                              Fees Paid                                             Fees Waived
         Fund
----------------------- ------------------------------------------------------ -----------------------------------------------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
                               2006               2007             2008               2006               2007             2008
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
White Oak Fund               $437,798           $416,675         $414,852              $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
Rock Oak Fund                 $7,169             $7,623           $8,838               $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
Pin Oak Fund                 $74,986            $76,977           $73,985              $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
River Oak Fund                $3,172             $6,033           $8,031               $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
Red Oak Fund                 $87,836            $104,149          $97,347              $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
Black Oak Fund               $29,481            $33,556           $39,049              $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------
Live Oak Fund                $24,558            $19,987           $23,203              $0                 $0               $0
----------------------- ------------------- ----------------- ---------------- ------------------- ----------------- ---------------

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company and an affiliate of the Administrator, are parties to a distribution agreement dated February 27, 1998 as amended and restated as of October 1, 2000 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor has agreed to use all reasonable efforts in distributing Fund shares. However, the Distributor is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.
THE CUSTODIAN

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, acts as the custodian of the Trust. The custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, PA 19103 serves as the independent registered public accounting firm of the Trust.

LEGAL COUNSEL

Pepper Hamilton LLP, serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Board Members. Set forth below are the names, dates of birth, length of term of office and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. The business address of each Trustee is Oak Associates Funds Board of Trustees, 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

Interested Trustees

JAMES D. OELSCHLAGER (DOB 10/03/42) - Trustee* (since 2000) - Managing Member, President, CIO and Founder of Oak Associates, ltd. since 1985. Assistant Treasurer and Director of Investment Management of Firestone Tire and Rubber, 1969-1985.

JOHN G. STIMPSON (DOB 03/17/42) - Trustee* (since 2000) - Retired since 1993. Board of Directors, Morgan Stanley Trust Company, 1988-1993. Director of International Equity Sales, and Equity Sales Manager, Salomon Brothers (New
York), 1985-1986. Director, London Office, Salomon Brothers International (London, England), 1976-1985. Vice President of Institutional Equity, Salomon Brothers (Cleveland, Ohio), 1972-1976. Institutional Equity RR, duPont Glore Forgan (investment banking), 1968-1972.

Independent Trustees

J. JOHN CANON (DOB 01/19/35) - Trustee** (since 2000) - Retired. Member of Board, Proconex (process control equipment), 1985-2007. President, and Chairman of the Board, Synergistic Partners, Inc. (technology for information management), 1975-1999. Application, Engineering and Sales, Fisher Controls Company (manufacturing of control valves), 1961-1974 and Carrier Corporation (manufacturing of air conditioning, heating and refrigeration), 1957-1961.

THOMAS E. GRETTER, M.D. (DOB 05/21/35) - Trustee** (since 2001) - Physician, Cleveland Clinic (Health Care) since 1966.

PAULINE F. RAMIG (DOB 08/13/40) - Trustee (since 2007) - Financial Planning Practitioner, Ramig Financial Planning since 1991. Trustee of Opera Cleveland.

ROBERT P. STEPHANS (DOB 06/18/43) - Trustee** (since 2007) - Retired since June 2008. CPA for Stephans, Kun & Co., Certified Public Accountants, 1987-2008. Partner, Case, Sabatini and Stephans PC, 1980-1987.

MICHAEL R. SHADE (DOB 08/19/48) - Trustee (since 2007) - Attorney at Law; Partner, Shade & Shade since December, 1979.
-------------------------------
* Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the 1940 Act. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.

** Messrs. Canon, Stephans and Gretter serve as members of the Audit Committee of the Trust.


Board Standing Committees. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of at least two independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accountants and whether to terminate this relationship; reviewing the independent registered public accountants' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accountants to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accountant and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accountants' opinion, any related management letter, management's responses to recommendations made by the independent registered public accountants in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accountants that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accountants and the Trust's senior internal accounting executive, if any, the independent registered public accountants' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accountants, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Canon and Stephans and Dr. Gretter currently serve as members of the Audit Committee. Mr. Stephans serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met twice in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one independent Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary and met once in the most recently completed fiscal year. Messrs. Stephans and Kleinschmidt, Mmes. Ramig and Manna, and Mr. Marc Almes, an employee of the Administrator, serve as members of the Fair Value Pricing Committee.

o Nominating Committee. The Board has a standing Nominating Committee that is composed entirely of independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Canon and Dr. Gretter currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once in the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of January 31, 2009, officers and Trustees of the Trust, in the aggregate, own 8.89% of the Trust's outstanding voting shares.

---------------------- ------------------------------------------------------ ------------------------------------------------------
        Name                    Dollar Range of Fund Shares (Fund)*                Aggregate Dollar Range of Shares (All Funds)*
---------------------- ------------------------------------------------------ ------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
     Oelschlager                  Over $100,000 (White Oak Fund)                                   Over $100,000
                                   Over $100,000 (Pin Oak Fund)
                                   Over $100,000 (Red Oak Fund)
                                   Over $100,000 (Live Oak Fund)
                                  Over $100,000 (Black Oak Fund)
                                   Over $100,000 (Rock Oak Fund)
                                  Over $100,000 (River Oak Fund)
---------------------- ------------------------------------------------------ ------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
      Stimpson                   $50,001-$100,000 (Rock Oak Fund)                                  Over $100,000
                                 $10,001-$50,000 (River Oak Fund)
---------------------- ------------------------------------------------------ ------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
        Canon                      Over $100,000 (White Oak Fund)                                     Over $100,000
                                    Over $100,000 (Pin Oak Fund)
                                    Over $100,000 (Red Oak Fund)
                                  $10,001-$50,000 (Live Oak Fund)
                                   Over $100,000 (Black Oak Fund)
                                     $1-$10,000 (Rock Oak Fund)
                                    $1-$10,000 (River Oak Fund)
---------------------- ------------------------------------------------------ ------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
                                  $1-$10,000 (White Oak Fund)
                                   $1-$10,000 (Pin Oak Fund)
                                   $1-$10,000 (Red Oak Fund)
       Gretter                     $1-$10,000 (Live Oak Fund)                                          $1-$10,000
                                  $1-$10,000 (Black Oak Fund)
                                   $1-$10,000 (Rock Oak Fund)
---------------------- ------------------------------------------------------ ------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
        Ramig                                  None                                                    None
---------------------- ------------------------------------------------------ ------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
      Stephans                                 None                                                    None
---------------------- ------------------------------------------------------ ------------------------------------------------------
---------------------- ------------------------------------------------------ ------------------------------------------------------
                                 $10,001-$50,000 (White Oak Fund)
                                  $10,001-$50,000 (Pin Oak Fund)
                                     $1-$10,000 (Red Oak Fund)
        Shade                     $10,001-$50,000 (Live Oak Fund)                                $50,001-$100,000
                                    $1-$10,000 (Black Oak Fund)
                                    $1-$10,000 (Rock Oak Fund)
                                    $1-$10,000 (River Oak Fund)
---------------------- ------------------------------------------------------ ------------------------------------------------------

*        Valuation date is December 31, 2008.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
         Name                Aggregate          Pension or Retirement         Estimated Annual         Total Compensation from the
                           Compensation      Benefits Accrued as Part of        Benefits Upon            Trust and Fund Complex*
                                                    Fund Expenses                Retirement
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
     Oelschlager                $0                        0                           0                            $0
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
       Stimpson                 $0                        0                           0                            $0
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
        Canon                 $39,000                     0                           0                          $39,000
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
       Gretter                $43,500                     0                           0                          $43,500
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
        Ramig                 $39,000                     0                           0                          $39,000
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
       Stephans               $39,500                     0                           0                          $39,500
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------
        Shade                 $39,000                     0                           0                          $39,000
----------------------- -------------------- ----------------------------- ------------------------ --------------------------------

* The Trust is the only investment company in the "Fund Complex."

ADDITIONAL INFORMATION REGARDING INDEPENDENT TRUSTEES OF THE TRUST

During the two most recently completed calendar years, none of the Independent Trustees, nor any members of their immediate families, except for Mr. Canon, had an interest in a transaction or series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Funds, (ii) an officer of the Funds,
(iii) a related fund, (iv) an officer of any related fund, (v) the Adviser; (vi) any affiliate of the Adviser; or (vii) an officer of any such affiliate.

In 2007, Mr. Canon and Mr. Oelschlager entered into a transaction (the "Transaction") whereby each contributed capital and certain interests in real property to and in exchange for interests in ECO Enterprises LLC ("ECO"), a limited liability company organized to acquire, finance, refinance, own, improve, maintain, lease, hold for investment, sell and exchange real property, including but not limited to, the real property situated in Yavapai, Arizona. As part of the Transaction, Mr. Canon and an immediate family member contributed $370,000 in cash and interests in real property having a fair market value of $1,060,000 to ECO and Mr. Oelschlager contributed $1,430,000 in cash to ECO. Following the completion of the Transaction, Mr. Canon and his immediate family members collectively owned 48.606% of ECO and Mr. Oelschlager owned an equal 48.606% interest in ECO. Mr. Canon serves as the manager of ECO pursuant to the terms of ECO's operating agreement, but does not receive any compensation from ECO for such services.

As a result of the Transaction, Mr. Oelschlager may be deemed to own a controlling interest in ECO. Because ECO and the Adviser may be deemed to be under the common control of Mr. Oelschlager, ECO may be considered to be an "affiliated person," as such term is defined in section 2(a)(3) of the 1940 Act, of the Adviser.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

LESLIE MANNA (DOB 03/03/62) - President (since 2007) - 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. Vice President and Assistant Secretary from June 2007 to December 2007. Mutual Fund Coordinator at the Adviser since 1995.

ERIC KLEINSCHMIDT (DOB 06/16/68) - Treasurer and Chief Financial Officer* (since
2005) - Employed by SEI Investments since 1995. Director of SEI Investments Fund Accounting since 2004, after serving as a Manager from 1999 to 2004.

SANDRA H. NOLL (DOB 02/29/64) - Chief Compliance Officer, Vice President and Secretary (since 2004) - 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. Director of Client Services at the Adviser since 1998 and Compliance Officer of the Adviser since 1994.

JOSEPH M. GALLO (DOB 04/29/73) - Vice President and Assistant Secretary* (since
2007) - Attorney for SEI Investments since 2007. Associate counsel for ICMA Retirement Corporation from 2004 to 2007. Federal Investigator at U.S. Department of Labor from 2002 to 2004. Clerk with U.S. Securities and Exchange Commission - Division of Investment Management during the year of 2003.

CAROLYN MEAD (DOB 07/08/57) - Vice President & Assistant Secretary* (since 2008)
- Counsel for SEI Investments since 2007. Associate at Stradley, Ronan, Stevens & Young (law firm) from 2005 to 2007. Counsel for ING Variable Annuities from April 1999 to July 2002.

BERNADETTE SPARLING (DOB 07/12/77) - Vice President & Assistant Secretary* (since 2008) - Counsel for SEI Investments since 2005. Associate at Blank Rome LLP (law firm) from 2001 to 2005.
------------------------------
* These officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the transfer agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. Each Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by its staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available or the Adviser deems them to be unreliable, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or the Adviser deems them to be unreliable, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXATION OF THE FUNDS

The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of a Fund. The summary is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable U.S. Treasury Regulations promulgated thereunder (the "Regulations"), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund's shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of a Fund's shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund's shares through tax-advantaged accounts (such as an individual retirement account (an "IRA"), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund's shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to each shareholder of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. EACH SHAREHOLDER IS URGED AND ADVISED TO CONSULT SUCH SHAREHOLDER'S OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF THE OWNERSHIP, PURCHASE AND DISPOSITION OF AN INVESTMENT IN THE FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AFFECTING THE PARTICULAR SHAREHOLDER OF SUCH FUND'S SHARES AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.

GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company ("RIC") under the Code. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents, through borrowing the amounts required.

QUALIFICATION AS REGULATED INVESTMENT COMPANY. Qualification as a RIC under the Code requires, among other things, that: (a) each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Qualifying Income Requirement"), and net income from certain qualified publicly traded partnerships; (b) each Fund diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more "qualified publicly traded partnerships"; and (c) each Fund distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of expenses allocable thereto.

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the qualifying income requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, no such regulations have been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code's timing and other requirements at least 90% of its investment company taxable income and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions ("net tax-exempt interest"). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder's gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.

If for any taxable year a Fund fails to qualify as a RIC, it will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporation shareholders.

EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. No assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS. Each Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. Each Fund's capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, no Fund expects to distribute any such offsetting capital gains. A Fund cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds may engage in a reorganization in the future.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having acquisition discount, or original issue discount ("OID") (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.

Each Fund generally will be required to distribute dividends to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these dividends may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund's governing documents, through borrowing the amounts required. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income.

OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund ("Section 1256 contracts"), other than contracts on which it has made a "mixed-straddle election", will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund's distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute "straddles." Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddles is governed by Section 1256, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the "wash sale" and "short sale" rules. As a result, the straddle rules could cause distributions that would otherwise constitute "qualified dividend income" to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund's holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund's holding period and the application of various loss deferral provisions of the Code.

In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund's risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to "wash sales." In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the "Constructive Sales" rules, discussed above.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on "excess distributions" received from the stock of the PFIC held by it or on any gain from the sale of such equity interest in the PFIC (collectively "PFIC income"), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Funds distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund's economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a "qualified electing fund" ("QEF"), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF's annual ordinary earnings and net capital gain to satisfy the Code's minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund's adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the Code, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund's income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund's investment company income distributable to its shareholders.

FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the "pass-through election") with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by it will "pass-through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.

REITS. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in such Fund's receipt of cash in excess of the REIT's earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.


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


A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or a TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of such RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, a Fund may not be a suitable investment for certain tax-exempt-shareholders. See "Tax-Exempt Shareholders."

DISTRIBUTIONS. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as "capital gain dividends" (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of "qualified dividend income" received by such noncorporate shareholders in taxable years beginning before January 1, 2011. A Fund's distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund's distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Not later than 60 days after the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder's holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. Any loss realized on a disposition will be disallowed under the "wash sale" rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

A shareholder is also subject to the wash sale rules described above upon a sale or redemption of shares in a Fund if within 30 days before or after the sale or redemption such shareholder purchases other shares in the Fund (through reinvestment of dividends or otherwise). Any loss disallowed under the wash sale rules will be allocated to the shareholder's basis in the newly purchased shares.

BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification ("TIN") certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

STATE AND LOCAL TAXES. No Fund is liable for any income or corporate excise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA and Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities does not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE STATE AND LOCAL TAX RULES AFFECTING INVESTMENTS IN THE FUNDS.

NON-U.S. SHAREHOLDERS. Non-U.S. shareholders may be subject to U.S. tax due to their investment in a Fund. This summary does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged to consult their tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize unrelated business taxable income ("UBTI") by virtue of its investment in a Fund due to such Fund's investments and if shares in such Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of Code
Section 514(b).

It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if the Fund recognizes "excess inclusion income" (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts
(CRTs) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Tax-exempt shareholders are urged to consult their tax advisors as to the tax consequences of an investment in a Fund.

TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

EACH SHAREHOLDER IS URGED AND ADVISED TO CONSULT SUCH SHAREHOLDER'S OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AFFECTING THE PARTICULAR SHAREHOLDER AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended October 31, 2006, 2007 and 2008, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------- --------------------------------------------------------------------------------------------------------
           Fund                                      Aggregate Dollar Amount of Brokerage Commissions Paid
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
                                          2006                                 2007                               2008
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
White Oak Fund                         $1,325,716                            $432,651                           $322,757
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
Rock Oak Fund                            $16,416                             $15,588                            $123,394
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
Pin Oak Fund                            $125,037                             $52,150                            $123,393
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
River Oak Fund                           $10,931                             $24,887                             $21,873
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
Red Oak Fund                            $346,128                             $69,828                             $91,781
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
Black Oak Fund                          $149,002                             $79,622                             $60,431
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
--------------------------- ---------------------------------- ------------------------------------- -------------------------------
Live Oak Fund                            $66,349                             $20,439                             $20,174
--------------------------- ---------------------------------- ------------------------------------- -------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

--------------------------- ----------------------------------------------- --------------------------------------------------------
           Fund              Total Dollar Amount of Brokerage Commissions   Total Dollar Amount of Transactions Involving Brokerage
                                        for Research Services                          Commissions for Research Services
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
White Oak Fund                                   $107,800                                                 $66,764,437
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
Rock Oak Fund                                    $    530                                                 $   334,454
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
Pin Oak Fund                                     $  5,758                                                 $ 1,594,449
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
River Oak Fund                                   $  1,830                                                 $   950,060
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
Red Oak Fund                                     $    950                                                 $ 1,005,290
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
Black Oak Fund                                   $  7,045                                                 $ 4,643,810
--------------------------- ----------------------------------------------- --------------------------------------------------------
--------------------------- ----------------------------------------------- --------------------------------------------------------
Live Oak Fund                                    $  1,675                                                 $ 1,016,080
--------------------------- ----------------------------------------------- --------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended October 31, 2006, 2007 and 2008, the Funds did not pay brokerage commissions on portfolio transactions effected by affiliated brokers.

Securities of "Regular Broker-Dealers." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of October 31, 2008, the Pin Oak Fund held $262,000 of Morgan Stanley common stock.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Trust's President to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The President reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Funds' most recent Annual and Semi-Annual reports are also available, free of charge, on the Fund's website at www.oakfunds.com by clicking on the "Materials & Information" tab on the top of the page.

In addition, certain portfolio holdings information for each Fund is available on the Funds' website - www.oakfunds.com - by clicking the applicable link for each Fund in the "Fund Center" section of the home page. By following these links, you can obtain a complete list of portfolio holdings for each Fund as of the end of the most recently completed calendar quarter. The portfolio holdings information available on the Funds' website includes an alphabetical list of the securities owned by each Fund, but does not include the percentage of the Fund's overall portfolio represented by a particular security. The portfolio holdings information on the Funds' website is generally made available in the first week following the close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next quarter.

The information on the Funds' website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds' portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' policies and procedures provide that the President may authorize disclosure of portfolio holdings information to these parties at differing times and/or with different lag times to these third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information to the following third party consultants: Mercer Investment Consulting ("Mercer") and Berthel Schutter, LLC (each, a "Third Party Consultant" and, together, the "Third Party Consultants"). Each Third Party Consultant analyzes potential investments for its clients and provides its clients with an on-going analysis of such investments. The Trust's President has authorized disclosure of the Funds' portfolio holdings information to each Third Party Consultant pursuant to a nondisclosure agreement entered into between the Trust, on behalf of the Funds, and each Third Party Consultant. Pursuant to the nondisclosure agreement, each Third Party Consultant is required to: (i) maintain the confidentiality of the information; (ii) maintain procedures reasonably designed to prohibit its employees and agents from using the information to facilitate or assist in any securities transactions or investment program; and (iii) upon the Trust's request, provide evidence reasonably satisfactory to the Trust that demonstrates its adherence to the provisions of the nondisclosure agreement.

The portfolio holdings information is provided to each Third Party Consultant monthly with a lag of 3 days.

The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of a Fund's portfolio holdings information.

The Funds' service providers, such as the Adviser, custodian, Distributor, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on a Fund's non-public information. Financial printers, proxy voting service providers, the independent public accounting firm and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in IPOs or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting record on Form N-PX. The Funds' proxy voting records for the most recent 12 month period ended June 30th are available upon request by calling 1-888-462-5386 or by writing to the Funds at Oak Associates Funds, P.O. Box 219441, Kansas City, Missouri 64121-9441. The Funds' Form N-PX are also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of February 2, 2009, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of a Fund's shares. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control such Fund within the meaning of the 1940 Act.

White Oak Fund

SHAREHOLDER                                                    NUMBER OF SHARES            PERCENTAGE OF OUTSTANDING FUND SHARES
-----------                                                    ----------------            -------------------------------------
Charles Schwab & Co. Inc.                                       1,933,457.9460                             20.07%
Attn:  Mutual Funds/Team S
9601 E. Panorama Circle
Mailstop DEN2-02-011
Englewood, CO 80112-3441

National Financial Services Corp.                               2,835,714.0210                             29.44%
For the Exclusive Benefit of our Customers
Attn:  Glenford Luke Earl Tyrrel
200 Liberty Street
1 World Financial Center
New York, NY  10281

Rock Oak Fund

Shareholder                                                    Number of Shares            Percentage of Outstanding Fund Shares
-----------                                                    ----------------            -------------------------------------
Charles Schwab & Co. Inc.                                         49,128.1660                              8.15%
Attn:  Mutual Funds/Team S
9601 E. Panorama Circle
Mailstop DEN2-02-011
Englewood, CO 80112-3441

Vanita B. Oelschlager Trust                                      130,649.9200                              21.66%
Vanita B. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

James D. Oelschlager Trust                                       132,876.6930                              22.03%
James D. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

Pin Oak Fund

Shareholder
Charles Schwab & Co. Inc.                                        321,684.1200                              13.99%
Attn:  Mutual Funds/Team S
9601 E. Panorama Circle
Mailstop DEN2-02-011
Englewood, CO 80112-3441

National Financial Services Corp.                                298,492.6350                              12.98%
For the Exclusive Benefit of our Customers
Attn: Teri Louie-Omnibus-Floor 5
200 Liberty Street
1 World Financial Center
New York, NY  10281

River Oak Fund

Shareholder
Vanita B. Oelschlager Trust                                      106,494.2180                              19.55%
Vanita B. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

James D. Oelschlager Trust                                       130,604.3820                              23.97%
James D. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

Red Oak Fund

Shareholder                                                    Number of Shares            Percentage of Outstanding Fund Shares
-----------                                                    ----------------            -------------------------------------
Charles Schwab & Co. Inc.                                       1,301,292.2280                             14.73%
Attn:  Mutual Funds/Team S
9601 E. Panorama Circle
Mailstop DEN2-02-011
Englewood, CO 80112-3441

National Financial Services Corp.                               1,370,750.7660                             15.52%
For the Exclusive Benefit of our Customers
Attn:  Glenford Luke Earl Tyrrel
200 Liberty Street
1 World Financial Center
New York, NY  10281

Ameritrade Inc.                                                  477,102.2900                              5.40%
For the Exclusive Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Black Oak Fund

Shareholder                                                    Number of Shares            Percentage of Outstanding Fund Shares
-----------                                                    ----------------            -------------------------------------
Charles Schwab & Co. Inc.                                       1,555,704.8080                             13.35%
Attn:  Mutual Funds/Team S
9601 E. Panorama Circle
Mailstop DEN2-02-011
Englewood, CO 80112-3441

National Financial Services Corp.                               1,057,315.8260                             9.07%
For the Exclusive Benefit of our Customers
Attn:  Glenford Luke Earl Tyrrel
200 Liberty Street
1 World Financial Center
New York, NY  10281

James D. Oelschlager Trust                                       717,166.0270                              6.15%
James D. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

Live Oak Fund

Shareholder                                                    Number of Shares            Percentage of Outstanding Fund Shares
-----------                                                    ----------------            -------------------------------------
Charles Schwab & Co. Inc.                                        111,532.1080                              7.64%
Attn:  Mutual Funds/Team S
9601 E. Panorama Circle
Mailstop DEN2-02-011
Englewood, CO 80112-3441

National Financial Services Corp.                                 76,365.0250                              5.23%
For the Exclusive Benefit of our Customers
Attn:  Glenford Luke Earl Tyrrel
200 Liberty Street
1 World Financial Center
New York, NY  10281

Vanita B. Oelschlager Trust                                      107,294.4910                              7.35%
Vanita B. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

James D. Oelschlager Trust                                       194,485.7080                              13.32%
James D. Oelschlager
1000 Woodhaven Boulevard
Akron, OH  44333-1067

The Trust believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements of the Trust for the fiscal year ended October 31, 2008, have been audited by KPMG LLP, an independent registered public accounting firm, and have been incorporated by reference in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions but subject to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                   APPENDIX B

                              Oak Associates, ltd.


                      Proxy Voting Procedures and Policies

I.       INTRODUCTION

Proxy voting is an  important  right of the  shareholders.  When Oak
Associates, ltd. has discretion to vote the proxies of its clients, two principles guide the voting: advancing the economic interests of our clients and protecting their rights as beneficial owners of the corporation in whose securities we invest.

The client relationships in which Oak will vote the proxies include:

o Employee benefit plans and other clients subject to ERISA.
o Plans and other institutional clients, not subject to ERISA, which have delegated proxy-voting responsibility to Oak Associates, ltd.
o The registered investment companies ("Oak Associates Funds") advised by Oak Associates, ltd.
o Wrap fee programs that have delegated proxy-voting responsibility to Oak Associates, ltd.

For those advisory clients who have retained proxy-voting responsibilities, Oak Associates, ltd. has no authority and will not vote any proxies for those client portfolios. Generally, the clients that have retained proxy-voting responsibility are individuals and their related accounts.

This document summarizes our voting policies on both management and shareholder proposals. Our policies cover the issues that we most frequently encounter.

II.      ROLE OF INVESTMENT COMMITTEE

1. The Investment Committee, which is the committee consisting of all the Portfolio Managers, Research Analysts and the Compliance Officer, is designated as the Firm's policy-making body with respect to proxy voting.

2. The Investment Committee determines the Statement of Policy, which is set forth as Section IV of this policy.

3. The Investment Committee shall determine how to vote proxies with respect to issues that are not indicated by the Statement of Policy.

4. The Investment Committee will delegate decisions with respect to specific proxy issues to one of the Portfolio Managers or Research Analysts who is most familiar with the issuer and its business.

5. The Investment Committee may determine to vote proxies in a manner that differs from the Statement of Policy if the Investment Committee believes that not voting in accordance with the Investment Policy is in the best interest of the client.

III.     PROXY VOTING PROCEDURES

1. Oak Associates, ltd. has retained a third party, Institutional Shareholder Services (ISS), to assist it in coordinating and voting proxies with respect to client securities. Oak's Compliance Officer shall monitor ISS to assure that all proxies are being properly voted and appropriate records are being retained.

2. All proxies received by Oak Associates, ltd. will be sent to ISS to coordinate and vote proxies. ISS will:

         A. Keep a record of each proxy received;

         B. Determine which accounts managed by Oak Associates, ltd. hold the security to which the proxy relates;

         C. Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which Oak must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

3. The Compliance Officer will identify any conflicts that exist between the interests of Oak and its clients. This examination will include a review of the relationship of Oak with the issuer of each security to determine if the issuer is a client of Oak or has some other relationship with Oak.

IV.      STATEMENT OF POLICY

Oak Associates, ltd. believes that voting proxies in accordance with the following policies is in the best interest of the separate account clients and mutual fund shareholders.

For Taft Hartley clients, Oak will vote those proxies in accordance with the recommendations made by Institutional Shareholder Services (ISS) Proxy Voter Services (PVS) unless Oak is directed by the Taft Hartley client not to use the ISS services. PVS is dedicated to voting proxies for Taft Hartley plans.

1. Routine Items:

     o Oak will generally vote FOR the election of directors (where no corporate governance issues are implicated).
     o Oak will generally vote FOR an independent chairman of the board.
     o Oak will generally vote AGAINST shareholder resolutions to limit the tenure of directors.
     o Oak will generally vote FOR the selection of independent auditors.
     o Oak will generally vote FOR increased in or reclassification of common stock.
     o Oak will generally vote FOR management recommendations on indemnification and liability limitations for officers and directors.
     o Oak will generally vote AGAINST shareholder proposals to limit indemnification and liability limitations.
     o Oak will generally vote FOR changes in the board of directors (where no corporate governance issues are implicated).
     o Oak will generally vote FOR outside director compensation.
     o Oak will generally vote AGAINST expensing options.

2. Non-Routine:

     o Oak will generally vote FOR shareholder resolutions requesting the adoption of confidential voting.
     o Oak will generally vote AGAINST management resolutions to implement fair price procedures.
     o Oak will generally vote AGAINST management proposals to introduce several classes of voting stock with unequal voting rights.
     o Oak will generally vote AGAINST management proposals to institute supermajority rules.
     o Oak will generally vote FOR a proposed reverse split of a company's common stock.
     o Oak will generally vote FOR shareholder proposals that a company opt out of various anti-takeover statues.

3. General Voting Policy:

         If the proxy includes a Routine Item that implicates corporate governance changes or a Non-Routine Item where no specific policy applies, then the Investment Committee will review the proxy and determine how the proxies should be voted on a case-by-case basis.

         Oak Associates, Ltd. also seeks to avoid any conflicts that may arise in the review and voting of client proxies. In the event any Potential or Actual Conflict of Interest may arise, Oak will disclose the circumstances of any such conflict to client(s) and in most cases either forward the proxy materials to the client to vote, vote according to ISS recommendations or take such other action as may be appropriate under the particular circumstances.

V.       DISCLOSURE

Oak Associates, ltd. will make available these policies and procedures on the Oak Associates, ltd. website at www.oakassociates.com.

Oak Associates, ltd. will disclose a concise summary of the firm's proxy policy and procedures and indicate in its Form ADV Part II that clients may contact Client Services via e-mail or by telephone in order to obtain information on how Oak voted such client's proxies, and to request a copy of these procedures and policies. If a separate account client requests this information, Client Services will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Oak voted the client's proxy.

Our Form ADV disclosures will be amended whenever these procedures and policies are updated.

VI.      RECORDKEEPING

The Compliance Officer has overall responsibility for maintaining files and records regarding Oak Associates, ltd. proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in Oak Associates, ltd. offices and at least an additional three years off-site in secure and accessible facilities. The firm's recordkeeping procedures include the following:

o Oak Associates, ltd. maintains relevant records, in paper or electronic format, i.e., internally and EDGAR, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

o Oak Associates, ltd. also maintains an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.


July 2003

------------------------------

                            PART C: OTHER INFORMATION

ITEM 23.      EXHIBITS:

(a) Agreement and Declaration of Trust of Oak Associates Funds (the "Trust" or the "Registrant") is incorporated herein by reference to Exhibit (b)(1) of the Registrant's initial Registration Statement on Form N-1A (File No. 333-42115) as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR Accession No. 0001047469-97-007587 on December 12, 1997.

(b) Registrant's Amended By-Laws are incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001082416-00-000066 on September 15, 2000.

(c)           Not Applicable.

(d)(1) Investment Advisory Agreement dated February 27, 1998, between the Registrant and Oak Associates, ltd. (the "Adviser"), is incorporated herein by reference to Exhibit (b)(5)(a) of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0000950115-98-001568 on September 24, 1998.

(d)(2) Amended Schedule A dated November 3, 2004 to the Investment Advisory Agreement dated February 27, 1998 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-04-000645 on December 30, 2004.

(d)(3) Amended Schedule A dated May 4, 2005 to the Investment Advisory Agreement dated February 27, 1998 is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-06-000078 on February 28, 2006.

(d)(4) Contractual Fee Waiver Agreement dated February 28, 2008 between the Registrant and Oak Associates, ltd., with respect to the White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Select Fund and Live Oak Health Sciences Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-08-000096 on February 28, 2008.

(e)(1) Amended and Restated Distribution Agreement dated October 1, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001082416-00-000153 on November 30, 2000.

(e)(2) Form of Sub-Distribution Agreement is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-06-000078 on February 28, 2006.

(f)           Not Applicable.

(g)(1) Custodian Agreement dated February 27, 1998, between the Registrant and CoreStates Bank N.A. (now, Wachovia Bank National Association) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001047469-98-045338 on December 29, 1998.

(g)(2) Amendment and Assignment to Oak Associates Trust dated August 16, 2006, between Wachovia Bank National Association and U.S. Bank National Association is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-07-000056 on February 27, 2007.

(h)(1) Administration Agreement dated February 27, 1998, between the Registrant and SEI Financial Fund Resources (now SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit (b)(9)(a) of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File
              No. 333-42115) as filed with the SEC via EDGAR Accession
              No. 0000950115-98-001568 on September 24, 1998.

(h)(2) Amendment Number 1 and revised Attachment I/Schedule A dated February 16, 2004 to the Administration Agreement dated February 27, 1998 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-04-000645 on December 30, 2004.

(h)(3) Revised Attachment I and Schedule A dated May 4, 2005 to the Administration Agreement dated February 27, 1998 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-06-000078 on February 28, 2006.

(h)(4) Transfer Agency Agreement dated February 27, 1998, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001047469-99-007656 on February 26, 1999.

(h)(5) Amendment dated April 15, 2003 to the Transfer Agency Agreement dated February 27, 1998, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-04-000088 on February 27, 2004.

(h)(6) Sub-Transfer Agency Agreement dated March 26, 1998, between the Registrant and Norwest Bank Minnesota, N.A. is incorporated herein by reference to Exhibit (b)(9)(c) of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0000950115-98-001568 on September 24, 1998.

(h)(7) Services Agreement dated February 1, 1999, between the Registrant and Neuberger Berman Management, Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0000950115-00-000209 on February 23, 2000.

(h)(8) Services Agreement dated June 8, 2000, between National City Corporation, the Registrant and the Adviser is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001082416-00-000066 on September 15, 2000.

(h)(9) Expediter Mutual Fund Service Agreement dated February 1, 2000, between SunGard Investment Products Inc., the Registrant and the Adviser is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001082416-00-000066 on September 15, 2000.

(i) Opinion and Consent of counsel, Pepper Hamilton LLP, is filed herewith.

(j) Consent of independent registered public accounting firm, KPMG LLP, is filed herewith.

(k)           Not Applicable.

(l)           Not Applicable.

(m) Form of Distribution Plan is incorporated herein by reference to Exhibit (b)(15) of the Registrant's initial Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001047469-97-007587 on December 12, 1997.

(n)           Not Applicable.

(o)           Not Applicable.

(p)(1) Registrant's revised Code of Ethics dated November 8, 2006 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-07-000056 on February 27, 2007.

(p)(2) Adviser's revised Code of Ethics dated March 1, 2008 is filed herewith.

(p)(3) SEI Investments Global Funds Services Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit
              (p)(3) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-42115) as filed with the SEC via EDGAR Accession No. 0001135428-06-000078 on February 28, 2006.

(q)           Powers of Attorney for James D. Oelschlager, John G. Stimpson, J.
              John Canon, Thomas E. Gretter, Leslie Manna, Pauline F. Ramig, Michael R. Shade and Robert P. Stephans are filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

See the Statement of Additional Information regarding the control relationships of the Registrant. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Global Funds Services (the "Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 25.  INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

OAK ASSOCIATES, LTD.
Oak Associates, ltd. is the investment adviser for the White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund. The principal address of Oak Associates, ltd. is 3875 Embassy Parkway, Akron, OH 44333.

---------------------------------------------- ---------------------------------- --------------------------------
Name and Position with
Investment Adviser                             Name of Other Company              Connection with Other Company
---------------------------------------------- ---------------------------------- --------------------------------
---------------------------------------------- ---------------------------------- --------------------------------
James D. Oelschlager                           Oak Air, ltd.                      Partner
Chief Investment Officer, President
and Owner                                      Cedar Partners, Ltd.               Partner

                                               Oak Lodge, LLC                     President and Partner
---------------------------------------------- ---------------------------------- --------------------------------
---------------------------------------------- ---------------------------------- --------------------------------
Vanita Oelschlager                             Oak Air, ltd.                      Partner
Limited Partner
                                               Oak Lodge, LLC                     Secretary and Partner
---------------------------------------------- ---------------------------------- --------------------------------


ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                 July 15, 1982
         SEI Liquid Asset Trust                                                 November 29, 1982
         SEI Tax Exempt Trust                                                   December 3, 1982
         SEI Institutional Managed Trust                                        January 22, 1987
         SEI Institutional International Trust                                  August 30, 1988
         The Advisors' Inner Circle Fund                                        November 14, 1991
         The Advisors' Inner Circle Fund II                                     January 28, 1993
         Bishop Street Funds                                                    January 27, 1995
         SEI Asset Allocation Trust                                             April 1, 1996
         SEI Institutional Investments Trust                                    June 14, 1996
         Oak Associates Funds                                                   February 27, 1998
         CNI Charter Funds                                                      April 1, 1999
         iShares Inc.                                                           January 28, 2000
         iShares Trust                                                          April 25, 2000
         Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)                  November 1, 2000
         Causeway Capital Management Trust                                      September 20, 2001
         Barclays Global Investors Funds                                        March 31, 2003
         SEI Opportunity Fund, LP                                               October 1, 2003
         The Arbitrage Funds                                                    May 17, 2005
         The Turner Funds                                                       January 1, 2006
         ProShares Trust                                                        November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                   January 8, 2007
         SEI Alpha Strategy Portfolios, LP                                      June 29, 2007
         TD Asset Management USA Funds                                          July 25, 2007
         SEI Structured Credit Fund, LP                                         July 31, 2007
         Wilshire Mutual Funds, Inc.                                            July 12, 2008
         Wilshire Variable Insurance Trust                                      July 12, 2008
         Forward Funds                                                          August 14, 2008

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B.

                                      Position and Office                                        Positions and Offices
Name*                                 with Underwriter                                           with Registrant
----                                  ----------------                                           ---------------
William M. Doran                      Director                                                          --
Edward D. Loughlin                    Director                                                          --
Wayne M. Withrow                       Director                                                         --
Kevin Barr                            President & Chief Executive Officer                               --
Maxine Chou                           Chief Financial Officer, Chief Operations Officer,
                                          & Treasurer                                                   --
Karen LaTourette                      Chief Compliance Officer, Anti-Money Laundering
                                          Officer & Assistant Secretary                                 --
John C. Munch                         General Counsel & Secretary                                       --
Mark J. Held                          Senior Vice President                                             --
Lori L. White                         Vice President & Assistant Secretary                              --
John Coary                            Vice President & Assistant Secretary                              --
John Cronin                           Vice President                                                    --
Robert Silvestri                      Vice President                                                    --
Robert McCarthy                       Vice President                                                    --

* Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodian:

                  U.S. Bank National Association
                  425 Walnut Street
                  Cincinnati, Ohio  45202

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5); (6); (9); (10); and 31a-1 (f),
         the required books and records are maintained at the offices of the Registrant's Adviser:

                  Oak Associates, ltd.
                  3875 Embassy Parkway
                  Suite 250
                  Akron, OH 44333-8334


ITEM 29.  MANAGEMENT SERVICES: NONE.

ITEM 30.  UNDERTAKINGS: NONE.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Akron, State of Ohio on the 27th day of February, 2009.


                              OAK ASSOCIATES FUNDS


                                                         By: /s/ Leslie Manna
                                                         -----------------------
                                                         Leslie Manna, President



Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                  *                                  Trustee                    February 27, 2009
------------------------------------
James D. Oelschlager

                  *                                  Trustee                    February 27, 2009
------------------------------------
John G. Stimpson

                  *                                  Trustee                    February 27, 2009
------------------------------------
J. John Canon

                  *                                  Trustee                    February 27, 2009
------------------------------------
Thomas E. Gretter

                  *                                  Trustee                    February 27, 2009
------------------------------------
Pauline F. Ramig

                  *                                  Trustee                    February 27, 2009
------------------------------------
Michael R. Shade

                  *                                  Trustee                    February 27, 2009
------------------------------------
Robert P. Stephans

/s/ Leslie Manna                                     President                  February 27, 2009
------------------------------------
Leslie Manna

/s/ Eric Kleinschmidt                                Treasurer & Chief          February 27, 2009
------------------------------------                 Financial Officer
Eric Kleinschmidt



*By:  /s/ Leslie Manna
      ----------------
      Leslie Manna
Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                                  EXHIBIT INDEX


NUMBER        EXHIBIT

EX-99.I       Opinion and Consent of counsel, Pepper Hamilton LLP.
EX-99.J       Consent of independent registered public accounting firm, KPMG
              LLP.
EX-99.P2      Adviser's revised Code of Ethics dated March 1, 2008.
EX-99.Q       Powers of Attorney for James D. Oelschlager,  John G. Stimpson,
              J. John Canon, Thomas E. Gretter, Pauline F. Ramig,
              Michael R. Shade, Robert P. Stephans, and Leslie Manna.